UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934
Date of fiscal year end: December 31st

Date of reporting period: January 1, 2010 – June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Hartford Growth Opportunities HLS Fund

Hartford Growth Opportunities HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Growth Opportunities HLS Fund inception 03/24/1987
(subadvised by Wellington Management Company, LLP)
Investment objective – Seeks capital appreciation.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns(2) (as of 6/30/10)

	6	1	5	10
	Month†	Year	Year	Year
Growth Opportunities IA	-8.53%	13.96%	1.45%	-0.75%
Growth Opportunities IB	-8.65%	13.68%	1.20%	-1.00%
Russell 1000 Growth Index	-7.65%	13.62%	0.38%	-5.14%
Russell 3000 Growth Index	-7.25%	13.95%	0.44%	-4.89%

†    Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2)
Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Managers
Michael T. Carmen, CFA	Mario E. Abularach, CFA, CMT	Stephen Mortimer
Senior Vice President, Partner	Vice President	Senior Vice President

How did the Fund perform?
The Class IA shares of the Hartford Growth Opportunities HLS Fund returned -8.53% for the six-month period ended June 30, 2010, underperforming its benchmarks, the Russell 3000 Growth Index, which returned -7.25% and the Russell 1000 Growth Index, which returned -7.65% for the same period. The Fund also underperformed the -6.48% return of the average fund in the Lipper Multi-Cap Growth Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?
Global equities had a tumultuous start to 2010. Through late April, U.S. equities rose as investor confidence grew amid better-than-expected corporate earnings, accommodative monetary policy, and improving economic conditions. From late April until the end of the period, risk aversion rose and equities fell on concerns that the global economy could slip back into a recession. Investors worried about how burgeoning fiscal deficits across much of Europe, tightening credit conditions in China, and a disinflationary environment may affect the economic recovery and corporate earnings growth.

Mid cap stocks (-1%) outperformed their larger cap (-7%) and smaller cap (-2%) counterparts as measured by the S&P MidCap 400, S&P 500, and Russell 2000 indices, respectively. Growth stocks (-7%) underperformed Value stocks (-5%) during the period, as measured by the Russell 3000 Growth and Russell 3000 Value indices. Weakness was broad-based as all ten sectors of the Russell 3000 Growth Index (-7%) fell during the period. The

2

Energy (-15%), Utilities (-15%), and Materials (-14%) sectors fell the most while Consumer Discretionary (-1%) and Industrials (-2%) performed the best.

The Fund lagged its benchmark primarily due to weak security selection. Stock selection was weakest in the Financials, Information Technology, and Industrials sectors, while results were more favorable in the Materials and Telecommunication Services sectors. Sector allocation, a residual of bottom-up (i.e. stock by stock fundamental research) stock selection, was additive to relative results due in part to an overweight (i.e. the Fund’s sector position was greater than the benchmark position) to Consumer Discretionary. A modest cash position in a declining market also helped relative results.

The top detractors from relative (i.e. performance of the Fund as measured against the benchmark) performance in the Fund during the period were NVIDIA (Information Technology), Seagate Technology (Information Technology), and Mosaic (Materials). Shares of NVIDIA, a computer graphics processing card maker, fell as manufacturing problems continued to delay the release of the company’s premium Fermi chip product. Seagate Technology, a manufacturer and marketer of disc drives, saw its stock price fall on signs that the most favorable part of the disk drive supply/demand cycle has passed for now. We eliminated our position during the period. The share price of Mosaic, a North American producer of potash and phosphate fertilizers, fell as softening global crop prices and macroeconomic concerns weighed on the stock. Among top absolute detractors were Qualcomm (Information Technology) and Adobe Systems (Information Technology).

Among the top relative contributors to performance in the Fund during the period were SanDisk (Information Technology), Apple (Information Technology), and Microsoft (Information Technology). SanDisk, the world's largest supplier of flash (NAND) storage cards, released results that exceeded expectations. Management raised guidance on the back of strong OEM business growth and higher gross margins. Shares of Apple benefited from the continued success of the iPhone and high expectations for the recently launched iPad tablet computer. Microsoft’s shares fell as investors became concerned about sluggish enterprise computer spending and a slow uptake of the new Windows 7 operating system. Our underweight (i.e. the Fund’s sector position was less than the benchmark position) position in the benchmark component helped relative results. Cliffs Natural Resources (Materials) was among other absolute top contributors.

What is your outlook?
During the period the market reflected increased concerns that sovereign debt issues, liquidity pressures, and fiscal austerity could derail a nascent recovery, feeding concerns of a double-dip recession. Meanwhile, the April 2010 sinking of the Deepwater Horizon oil rig in the Gulf of Mexico and the prospect of ongoing cleanup and compensation costs increased investor skittishness. Uncertainty around government regulatory reform also added to uncertainty in the market as these changes have the potential to impact future growth prospects for certain sectors. Therefore, while we look for continued economic growth, these factors and other mixed macro economic data points cause us to adopt a slightly more moderate view of the pace of economic recovery.

As macroeconomic issues are once again dominating the headlines, we continue to look for attractive growth stocks that have company-specific growth drivers rather than a dependence on a cyclical recovery. The Russell 3000 Growth Index was re-balanced in June. Energy, Consumer Discretionary and Industrial Index weightings increased meaningfully while the Consumer Staples and Health Care Index weightings decreased significantly due to the re-balance. The combined effect of our bottom-up decisions and the Index rebalance resulted in overweights to the Health Care, Consumer Discretionary, and Information Technology sectors and underweights to the Consumer Staples, Energy, and Materials sectors at the end of the period.

Diversification by Industry
as of June 30, 2010

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	3.9%
Capital Goods (Industrials)	10.3
Commercial & Professional Services (Industrials)	0.7
Consumer Durables & Apparel (Consumer Discretionary)	2.4
Consumer Services (Consumer Discretionary)	0.6
Diversified Financials (Financials)	3.5
Energy (Energy)	4.5
Food, Beverage & Tobacco (Consumer Staples)	2.1
Health Care Equipment & Services (Health Care)	5.8
Insurance (Financials)	1.2
Materials (Materials)	1.4
Media (Consumer Discretionary)	1.1
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	10.9
Retailing (Consumer Discretionary)	9.8
Semiconductors & Semiconductor Equipment (Information Technology)	5.2
Software & Services (Information Technology)	14.5
Technology Hardware & Equipment (Information Technology)	11.7
Telecommunication Services (Services)	1.5
Transportation (Industrials)	3.3
Short-Term Investments	5.2
Other Assets and Liabilities	0.4
Total	100.0%

3

Hartford Growth Opportunities HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.4%
	Automobiles & Components - 3.9%
273	Daimler AG	$13,818
1,276	Ford Motor Co. •	12,861
497	Johnson Controls, Inc.	13,346
		40,025
	Capital Goods - 10.3%
262	Boeing Co.	16,422
283	Honeywell International, Inc.	11,026
259	Illinois Tool Works, Inc.	10,683
695	Ingersoll-Rand plc	23,977
249	Jacobs Engineering Group, Inc. •	9,081
166	Lockheed Martin Corp.	12,382
199	Navistar International Corp. •	9,791
207	Rockwell Collins, Inc.	10,982
		104,344
	Commercial & Professional Services - 0.7%
156	Manpower, Inc.	6,728

	Consumer Durables & Apparel - 2.4%
285	Coach, Inc.	10,424
547	Jarden Corp.	14,690
		25,114
	Consumer Services - 0.6%
651	MGM Resorts International •	6,273

	Diversified Financials - 3.5%
382	Ameriprise Financial, Inc.	13,791
536	Invesco Ltd.	9,022
989	UBS AG	13,104
		35,917
	Energy - 4.5%
115	Apache Corp.	9,673
255	Baker Hughes, Inc.	10,596
270	Consol Energy, Inc.	9,105
319	National Oilwell Varco, Inc.	10,553
152	Peabody Energy Corp.	5,952
		45,879
	Food, Beverage & Tobacco - 2.1%
818	Green Mountain Coffee Roasters •	21,032

	Health Care Equipment & Services - 5.8%
99	Accretive Health, Inc. •	1,312
477	Aetna, Inc.	12,573
362	CIGNA Corp.	11,256
205	Edwards Lifesciences Corp. •	11,495
521	Hologic, Inc. •	7,251
541	UnitedHealth Group, Inc.	15,367
		59,254
	Insurance - 1.2%
895	Genworth Financial, Inc. •	11,700

	Materials - 1.4%
235	Mosaic Co.	9,160
111	Rio Tinto plc	4,864
		14,024
	Media - 1.1%
407	DreamWorks Animation SKG, Inc. •	11,611

	Pharmaceuticals, Biotechnology & Life Sciences - 10.9%
443	Amylin Pharmaceuticals, Inc. •	8,328
326	Auxilium Pharmaceuticals, Inc. •	7,668
223	Celgene Corp. •	11,313
347	Elan Corp. plc ADR •	1,562
554	Mylan, Inc. •	9,438
716	Pfizer, Inc.	10,212
414	Pharmaceutical Product Development, Inc..	10,515
567	Shionogi & Co., Ltd.	11,751
226	Teva Pharmaceutical Industries Ltd. ADR	11,739
341	Thermo Fisher Scientific, Inc. •	16,711
296	Watson Pharmaceuticals, Inc. •	11,993
		111,230
	Retailing - 9.8%
285	Advance Automotive Parts, Inc.	14,321
148	Dufry Group	11,077
280	Family Dollar Stores, Inc.	10,557
495	Gap, Inc.	9,627
283	Ross Stores, Inc.	15,090
372	Staples, Inc.	7,085
316	Target Corp.	15,538
480	Urban Outfitters, Inc. •	16,514
		99,809
	Semiconductors & Semiconductor Equipment - 5.2%
589	Broadcom Corp. Class A	19,423
560	Marvell Technology Group Ltd. •	8,821
929	Maxim Integrated Products, Inc.	15,542
873	NVIDIA Corp. •	8,912
		52,698
	Software & Services - 14.5%
982	Activision Blizzard, Inc.	10,299
495	Adobe Systems, Inc. •	13,078
292	Amadeus IT Holding S.A. •	4,649
336	BMC Software, Inc. •	11,650
247	Citrix Systems, Inc. •	10,427
242	Cognizant Technology Solutions Corp. •	12,099
773	eBay, Inc. •	15,161
157	Equinix, Inc. •	12,776
22	Google, Inc. •	9,922
454	Microsoft Corp.	10,444
1,203	Oracle Corp.	25,814
632	Tencent Holdings Ltd.	10,462
		146,781
	Technology Hardware & Equipment - 11.7%
240	Apple, Inc. •	60,442
819	EMC Corp. •	14,979
248	Hughes Telematics, Inc. •	701
700	Hughes Telematics, Inc. Private Placement •.	1,978
461	Qualcomm, Inc.	15,142
218	Research In Motion Ltd. •	10,729
347	SanDisk Corp. •	14,605
		118,576
	Telecommunication Services - 1.5%
331	American Tower Corp. Class A •	14,721

	Transportation - 3.3%
352	Expeditors International of Washington, Inc.	12,137
167	FedEx Corp.	11,716

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 94.4% - (continued)
	Transportation - 3.3% - (continued)
287	Kansas City Southern •		$10,425
			34,278

	Total common stocks (cost $968,781)		$959,994

	Total long-term investments (cost $968,781)		$959,994

SHORT-TERM INVESTMENTS - 5.2%
	Repurchase Agreements - 5.2%
$17,376	Bank of America TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $17,376, collateralized by FHLMC 5.50%, 2039, FNMA 4.50% - 5.50%, 2038 - 2040, GNMA 5.00%, 2040, value of $17,723) 0.05%, 6/30/2010		$17,376
2,977	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $2,977, collateralized by FNMA 4.50% - 6.50%, 2024 - 2040, GNMA 5.00% - 6.50%, 2038 - 2040, value of $3,037) 0.04%, 6/30/2010		2,977
13,156	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $13,156, collateralized by GNMA 3.13% - 7.00%, 2023 - 2052, value of $13,419) 0.05%, 6/30/2010		13,156
2,977	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $2,977, collateralized by FHLMC 2.38% - 5.83%, 2033 - 2038, value of $3,037) 0.06%, 6/30/2010		2,977
12,973	Morgan Stanley & Co., Inc. TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $12,973, collateralized by FHLMC 5.00% - 5.50%, 2038 - 2039, FNMA 5.00%, 2039, value of $13,285) 0.03%, 6/30/2010		12,973
152	UBS Securities, Inc. Repurchase Agreement (maturing on 07/01/2010 in the amount of $152, collateralized by U.S. Treasury Bill 0.88%, 2011, value of $155) 0.02%, 6/30/2010		152
3,284	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $3,284, collateralized by FNMA 5.00% - 6.00%, 2033 - 2036, value of $3,349) 0.09%, 6/30/2010		3,284
			52,895
	Total short-term investments (cost $52,895)		$52,895

	Total investments (cost $1,021,676) ▲	99.6%	$1,012,889
	Other assets and liabilities	0.4%	4,555
	Total net assets	100.0%	$1,017,444

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.2% of total net assets at June 30, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $1,029,164 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$81,403
Unrealized Depreciation	(97,678)
Net Unrealized Depreciation	$(16,275)

•	Currently non-income producing.

Forward Foreign Currency Contracts Outstanding at June 30, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Euro (Sell)	$23,938	$24,241	07/13/10	$303
Euro (Sell)	1,969	1,931	07/13/10	(38)
Japanese Yen (Buy)	1,096	1,036	07/13/10	60
Japanese Yen (Sell)	10,800	10,238	07/13/10	(562)
	(35,611)			$(237)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

5

Hartford Growth Opportunities HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$959,994	$894,918	$65,076	$–
Short-Term Investments	52,895	–	52,895	–
Total	$1,012,889	$894,918	$117,971	$–
Forward Foreign Currency Contracts *	363	–	363	–
Total	$363	$–	$363	$–
Liabilities:
Forward Foreign Currency Contracts *	600	–	600	–
Total	$600	$–	$600	$–

♦ For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡ The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
* Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

6

Hartford Growth Opportunities HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,021,676)	$1,012,889
Cash	—
Unrealized appreciation on forward foreign currency contracts	363
Receivables:
Investment securities sold	17,697
Fund shares sold	187
Dividends and interest	320
Other assets	4
Total assets	1,031,460
Liabilities:
Unrealized depreciation on forward foreign currency contracts	600
Payables:
Investment securities purchased	12,397
Fund shares redeemed	796
Investment management fees	143
Distribution fees	7
Accrued expenses	73
Total liabilities	14,016
Net assets	$1,017,444
Summary of Net Assets:
Capital stock and paid-in-capital	$1,369,804
Accumulated undistributed net investment income	480
Accumulated net realized loss on investments and foreign currency transactions	(343,816)
Unrealized depreciation of investments and the translations of assets and liabilities denominated in foreign currency	(9,024)
Net assets	$1,017,444
Shares authorized	700,000
Par value	$0.001
Class IA: Net asset value per share	$20.12
Shares outstanding	44,806
Net assets	$901,698
Class IB: Net asset value per share	$19.90
Shares outstanding	5,816
Net assets	$115,746

The accompanying notes are an integral part of these financial statements.

7

Hartford Growth Opportunities HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$4,062
Interest	31
Less: Foreign tax withheld	(70)
Total investment income, net	4,023

Expenses:
Investment management fees	3,512
Transfer agent fees	2
Distribution fees - Class IB	171
Custodian fees	9
Board of Directors' fees	13
Audit fees	10
Other expenses	177
Total expenses (before fees paid indirectly)	3,894
Commission recapture	(30)
Total fees paid indirectly	(30)
Total expenses, net	3,864
Net investment income	159

Net Realized Gain on Investments and Foreign Currency Transactions:	94626000
Net realized gain on investments	95,037
Net realized loss on forward foreign currency contracts	(561)
Net realized gain on other foreign currency transactions	150
Net Realized Gain on Investments and Foreign Currency Transactions	94,626

Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:	(189,101)
Net unrealized depreciation of investments	(188,874)
Net unrealized depreciation of forward foreign currency contracts	(182)
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(45)
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(189,101)
Net Loss on Investments and Foreign Currency Transactions	(94,475)
Net Decrease in Net Assets Resulting from Operations	$(94,316)

The accompanying notes are an integral part of these financial statements.

8

Hartford Growth Opportunities HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$159	$4,757
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	94,626	(140,483)
Net unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(189,101)	394,059
Net increase (decrease) in net assets resulting from operations	(94,316)	258,333
Distributions to Shareholders:
From net investment income
Class IA	—	(4,552)
Class IB	—	(338)
Total distributions	—	(4,890)
Capital Share Transactions:
Class IA
Sold	39,574	110,193
Issued in merger	—	107,640
Issued on reinvestment of distributions	—	4,552
Redeemed	(98,748)	(151,992)
Total capital share transactions	(59,174)	70,393
Class IB
Sold	13,351	19,113
Issued in merger	—	4,738
Issued on reinvestment of distributions	—	338
Redeemed	(31,140)	(36,083)
Total capital share transactions	(17,789)	(11,894)
Net increase (decrease) from capital share transactions	(76,963)	58,499
Net increase (decrease) in net assets	(171,279)	311,942
Net Assets:
Beginning of period	1,188,723	876,781
End of period	$1,017,444	$1,188,723
Accumulated undistributed (distribution in excess of) net investment income	$480	$321
Shares:
Class IA
Sold	1,780	6,144
Issued in merger	—	5,394
Issued on reinvestment of distributions	—	215
Redeemed	(4,446)	(8,429)
Total share activity	(2,666)	3,324
Class IB
Sold	607	1,072
Issued in merger	—	240
Issued on reinvestment of distributions	—	16
Redeemed	(1,413)	(2,040)
Total share activity	(806)	(712)

The accompanying notes are an integral part of these financial statements.

9

Hartford Growth Opportunities HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Growth Opportunities HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford HLS Series Fund II, Inc. (the “Company”) is an open-end registered management investment companies comprised of five portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

10

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

11

Hartford Growth Opportunities HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

12

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

During the six-month period ended June 30, 2010, the Fund held no Level 3 securities, therefore no reconciliation of Level 3 securities is presented.

Refer to the Investment Valuation Hierarchy Level Summary found following the Schedule of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Wellington Management Company, LLP (“Wellington Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding forward foreign currency contracts as shown on the Schedule of Investments as of June 30, 2010.

13

Hartford Growth Opportunities HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange.  Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

h)
Securities Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. As of June 30, 2010, the Fund had no outstanding when-issued or delayed delivery securities.

i)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

j)	Additional Derivative Instrument(s) Information

Derivative Instrument(s) as of June 30, 2010.

	Statement of Assets and Liabilities Location
Risk Exposure Category	Asset Derivatives		Liability Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$363	Unrealized depreciation on forward foreign currency contracts	$600

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2010.

14

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$—	$(561)	$—	$(561)
Total	$—	$—	$—	$(561)	$—	$(561)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts		Swaps	Total
Foreign exchange contracts	—	—	—	(182)		—	$(182)
Total	$—	$—	$—	$(182	) $	—	$(182)

k)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$4,890	$24,880
Long-Term Capital Gains*	—	33,993

* The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

15

Hartford Growth Opportunities HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$266
Accumulated Capital and Other Losses*	(430,954)
Unrealized Appreciation†	172,644
Total Accumulated Deficit	$(258,044)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
 The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(134)
Accumulated Net Realized Gain (Loss) on Investments	23,030
Paid-in-Capital	(22,896)

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2010	$346
2015	21,190
2016	167,204
2017	242,214
Total	$430,954

As a result of current or past mergers in the Fund, certain provisions in the Internal Revenue Code may limit the future utilization of capital losses. As of December 31, 2009, the Fund had $22,896 in expired capital loss carryforwards.

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

16

4.	Expenses:

a)
Investment Management Agreements – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered during the six-month period ended June 30, 2010; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $100 million	0.7000%
On next $4.9 billion	0.6000%
On next $5 billion	0.5975%
Over $10 billion	0.5950%

b)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

c)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.64%	0.64%	0.63%	0.63%	0.63%	0.58%
Class IB	0.89	0.89	0.88	0.88	0.88	0.84

d)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the

17

Hartford Growth Opportunities HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

e)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $3. Hartford Investor Services Company, LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

f)
Payment from Affiliate – On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	0.07%	0.07%
Impact from Payment from Affiliate for Unrestricted Transfers	0.02	0.02
Total Return Excluding Payments from Affiliate	11.96	11.70

	For the Year Ended December 31, 2005
	Class IA	Class IB
Impact from Payment from Affiliate for Unrestricted Transfers	0.11%	0.11%
Total Return Excluding Payments from Affiliate	16.20	15.91

5.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$525,000
Sales Proceeds Excluding U.S. Government Obligations	649,426

18

6.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

7.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

19

Hartford Growth Opportunities HLS Fund
Financial Highlights

- Selected Per-Share Date (A) -

	Net Asset			Net Realized
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			Net Increase	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	(Decrease) in	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Net Asset Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$22.00	$0.01	$–	$(1.89)	$(1.88)	$–	$–	$–	$–	$(1.88)	$20.12
IB	21.78	(0.02)	–	(1.86)	(1.88)	–	–	–	–	(1.88)	19.90

For the Year Ended December 31, 2009
IA	17.05	0.09	–	4.96	5.05	(0.10)	–	–	(0.10)	4.95	22.00
IB	16.89	0.05	–	4.89	4.94	(0.05)	–	–	(0.05)	4.89	21.78

For the Year Ended December 31, 2008
IA	32.75	0.12	–	(14.65)	(14.53)	(0.10)	(1.07)	–	(1.17)	(15.70)	17.05
IB	32.40	0.06	–	(14.47)	(14.41)	(0.03)	(1.07)	–	(1.10)	(15.51)	16.89

For the Year Ended December 31, 2007
IA	30.13	0.05	–	8.62	8.67	(0.05)	(6.00)	–	(6.05)	2.62	32.75
IB	29.90	(0.02)	–	8.53	8.51	(0.01)	(6.00)	–	(6.01)	2.50	32.40

For the Year Ended December 31, 2006
IA	30.07	0.22	0.03	3.27	3.52	(0.24)	(3.22)	–	(3.46)	0.06	30.13
IB	29.85	0.14	0.03	3.25	3.42	(0.15)	(3.22)	–	(3.37)	0.05	29.90

For the Year Ended December 31, 2005
IA	27.63	0.09	0.03	4.36	4.48	(0.06)	(1.98)	–	(2.04)	2.44	30.07
IB	27.44	0.01	0.03	4.35	4.39	–	(1.98)	–	(1.98)	2.41	29.85
(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)
During the year ended December 31, 2009, the Fund incurred $100.4 million in purchases associated with the transition of assets from Hartford LargeCap Growth HLS Fund, which merged into the Fund on October 2, 2009. These purchases were excluded from the portfolio turnover rate calculation.

(H)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

20

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Turnover Rate(D)

(8.53	)%(E)	$901,698	0.65	%(F)	0.65	%(F)	0.06	%(F)	48%
(8.65	) (E)	115,746	0.90	(F)	0.90	(F)	(0.19	) (F)	–

29.61		1,044,454	0.66		0.66		0.53		152	(G)
29.29		144,269	0.91		0.91		0.28		–

(45.66)		752,898	0.64		0.64		0.45		154
(45.80)		123,883	0.89		0.89		0.20		–

29.65		1,415,613	0.64		0.64		0.16		135
29.33		277,421	0.89		0.89		(0.09)		–

12.05	(H)	1,103,590	0.65		0.65		0.71		139
11.79	(H)	197,797	0.90		0.90		0.46		–

16.31	(H)	1,012,774	0.64		0.64		0.33		140
16.02	(H)	179,308	0.89		0.89		0.06		–

21

Hartford Growth Opportunities HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

22

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

23

Hartford Growth Opportunities HLS Fund
Directors and Officers (Unaudited) - (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

Hartford Growth Opportunities HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$914.68	$3.09	$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class IB	$1,000.00	$913.54	$4.27	$1,000.00	$1,020.33	$4.51	0.90%	181	365

25

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford HLS Series Fund II, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc. “The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford HLS Series Fund II, Inc. inception dates range from 1987 to date. Hartford HLS Series Fund II, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford HLS Series Fund II, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. he prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-GO10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford SmallCap Growth HLS Fund

Hartford SmallCap Growth HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford SmallCap Growth HLS Fund inception 05/02/1994
(subadvised by:	Wellington Management Company, LLP
Hartford Investment Management Company)

Investment objective – Seeks long-term capital appreciation.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns(2) (as of 6/30/10)

	6 Month†	1 Year	5 Year	10 Year
SmallCap Growth IA	0.43%	24.86%	-0.68%	-2.98%
SmallCap Growth IB	0.31%	24.55%	-0.92%	-3.21%
Russell 2000 Growth Index	-2.31%	17.96%	1.14%	-1.73%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2)
Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Managers
Wellington Management Company, LLP	Hartford Investment Management Company
Mammen Chally, CFA	Hugh Whelan, CFA	Kurt Cubbage, CFA
Vice President	Managing Director	Vice President

How did the Fund perform?

The Class IA shares of the Hartford SmallCap Growth HLS Fund returned 0.43% for the six-month period ended June 30, 2010, outperforming its benchmark, the Russell 2000 Growth Index, which returned -2.31%. For the same period, the Fund also outperformed the -1.87% return of the average fund in the Lipper Small Cap Growth Funds VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

The six-month period ended June 30, 2010 was a volatile period. Through late April, U.S. equities rose as investor confidence grew amid better-than-expected corporate earnings, accommodative monetary policy, and improving economic conditions. From late April until the end of the period, risk aversion rose and equities fell on concerns that the global economy could slip back into a recession. Sovereign debt, solvency issues in the Eurozone, and slowing economic growth in the U.S. and around the globe pressured markets as the sustainability of corporate earnings growth came into question.

In this environment, small cap, mid cap, and large cap stocks all registered negative returns over the six-month period, as measured by the Russell 2000 (-2%), S&P MidCap 400 (-1%) and S&P 500 (-7%) indices, respectively. Eight of ten sectors within the Russell 2000 Growth Index declined during the period. Energy (-14%), Telecommunication Services (-13%), and Utilities (-7%) sectors declined the most while Consumer Discretionary (+3%), Consumer Staples (+2%), and Financials (-2%) performed the best.

Fund outperformance was driven by stock selection, primarily in the Health Care, Energy, and Financials sectors. This more than offset weaker selection in Information Technology and Telecommunication Services. Sector allocation modestly detracted from relative results.

Among the top contributors to relative (i.e. performance of the Fund as measured against the benchmark) performance were Salix Pharmaceutical (Health Care) and OSI Pharmaceuticals (Health Care). Specialty pharmaceutical company Salix Pharmaceutical’s shares rose as the company announced the successful outcome of two Phase III trials to evaluate the efficacy and safety of Xifaxan in the first half of the period. Shares of biotechnology company OSI Pharmaceuticals surged in March when Japan-based Astellas Pharmaceuticals offered to acquire the company. We eliminated the position during the period.

Sykes Enterprises (Industrials), Atlantic Tele-Network (Telecommunication Services), and AboveNet (Telecommunication Services) detracted most from relative returns during the period. Leading customer contact center service provider Sykes Enterprises saw share price weakness due to lowered earnings guidance tied to cyclical and merger-related integration pressures. Shares of Atlantic Tele-Network, a wireless and wireline telecommunications company, fell as delays facing the company's pending acquisition of Alltel wireless assets from Verizon Wireless continued. Atlantic Tele-Network continues to spend capital in preparation for the acquisition of these Alltel assets, which has temporarily depressed the earnings power of the company. AboveNet, a high bandwidth provider, issued 2010 revenue guidance that disappointed investors. NutriSystem (Consumer Discretionary) was among the top absolute detractors.

What is the outlook?

As we ended the first half of 2010, investors had grown concerned that fiscal austerity could choke off a nascent recovery, feeding concerns of a double-dip recession. Meanwhile, the April 2010 sinking of the Deepwater Horizon oil rig in the Gulf of Mexico and the prospect of ongoing cleanup and compensation costs increased investor skittishness, particularly around Energy companies. Almost as background to these headline events, economic data indicated growing divergence in the global economy. In the U.S., unemployment has leveled off but is not showing signs of meaningful improvement, while industrial production rose 1.2% in May as global demand for U.S. goods continued to grow.

The Fund focuses on stock selection as the key driver of returns and uses proprietary fundamental and quantitative research in a disciplined framework to build a portfolio of the most attractive stocks. Sector exposures are residuals from this bottom-up stock selection process and are not explicit management decisions. The annual Russell 2000 Growth Index re-balance in June impacted our relative weightings in certain sectors. Based on individual stock decisions, in addition to the Index rebalance, the Fund ended the period most overweight (i.e. the Fund’s sector position was greater than the benchmark position) Financials, Materials and Energy and most underweight (i.e. the Fund’s sector position was less than the benchmark position) Consumer Staples, Information Technology and Industrials.

Effective July 21, 2010, Wellington Management Company, LLP (“Wellington Management”) became the sole subadviser for the Fund. Effective the same date, Hartford Investment Management Company (“Hartford Investment Management”) no longer served as a sub-adviser to the Fund. The portion of the Fund’s portfolio previously managed by Hartford Investment Management is now managed by Wellington Management.

Diversification by Industry
as of June 30, 2010

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	0.9%
Banks (Financials)	2.5
Capital Goods (Industrials)	9.7
Commercial & Professional Services (Industrials)	3.1
Consumer Durables & Apparel (Consumer Discretionary)	3.6
Consumer Services (Consumer Discretionary)	3.8
Diversified Financials (Financials)	1.2
Energy (Energy)	4.5
Food & Staples Retailing (Consumer Staples)	0.0
Food, Beverage & Tobacco (Consumer Staples)	1.1
Health Care Equipment & Services (Health Care)	11.0
Household & Personal Products (Consumer Staples)	1.1
Insurance (Financials)	1.3
Materials (Materials)	3.3
Media (Consumer Discretionary)	1.4
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	12.6
Real Estate (Financials)	1.5
Retailing (Consumer Discretionary)	6.9
Semiconductors & Semiconductor Equipment (Information Technology)	4.4
Software & Services (Information Technology)	14.3
Technology Hardware & Equipment (Information Technology)	6.5
Telecommunication Services (Services)	1.8
Transportation (Industrials)	2.0
Utilities (Utilities)	0.6
Short-Term Investments	0.8
Other Assets and Liabilities	0.1
Total	100.0%

Hartford SmallCap Growth HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1%
	Automobiles & Components - 0.9%
203	Amerigon, Inc. ●	$1,502
8	Cooper Tire & Rubber Co.	147
12	Dana Holding Corp. ●	124
–	Drew Industries ●	7
3	Federal Mogul Corp. ●	40
114	Tenneco Automotive, Inc. ●	2,394
6	Winnebago Industries, Inc. ●	57
		4,271
	Banks - 2.5%
202	Boston Private Financial Holdings, Inc.	1,301
–	Cardinal Financial Corp.	3
89	Columbia Banking Systems, Inc.	1,616
92	Danvers Bancorp, Inc.	1,324
135	Flushing Financial Corp.	1,648
123	Ocwen Financial Corp. ●	1,253
72	Signature Bank ●	2,737
47	Southside Bancshares, Inc.	926
1	TFS Financial Corp.	9
185	Western Alliance Bancorp ●	1,326
		12,143
	Capital Goods - 9.7%
65	A.O. Smith Corp.	3,127
49	Aaon, Inc.	1,135
–	AAR Corp. ●	7
6	Actuant Corp. Class A	110
77	Acuity Brands, Inc.	2,785
1	Alamo Group, Inc.	28
124	Altra Holdings, Inc. ●	1,618
1	Apogee Enterprises	11
6	Applied Industrial Technologies, Inc.	149
111	Applied Signal Technology	2,175
221	ArvinMeritor, Inc. ●	2,893
2	AZZ, Inc.	85
2	Baldor Electric Co.	76
108	Belden, Inc.	2,369
7	Blount International ●	67
5	Briggs & Stratton Corp.	92
4	Carlisle Cos., Inc.	138
139	Ceradyne, Inc. ●	2,975
127	Chart Industries, Inc. ●	1,980
3	Clarcor, Inc.	105
1	Crane Co.	16
3	Cubic Corp.	114
4	DigitalGlobe, Inc. ●	116
–	EMCOR Group, Inc. ●	4
87	Esterline Technologies Corp. ●	4,109
2	Franklin Electric Co., Inc.	60
19	Gencorp, Inc. ●	84
3	General Cable Corp. ●	74
4	GeoEye, Inc. ●	138
239	GrafTech International Ltd. ●	3,497
1	Graham Corp.	22
12	Great Lakes Dredge & Dock Co.	75
3	Heico Corp.	90
7	Hexcel Corp. ●	102
2	Hubbell, Inc. Class B	61
3	IDEX Corp.	74
2	II-VI, Inc. ●	62
2	Kadant, Inc. ●	31
2	Kaman Corp.	33
3	Kaydon Corp.	101
59	Lennox International, Inc.	2,445
29	Lindsay Corp.	908
–	LMI Aerospace, Inc. ●	3
1	MasTec, Inc. ●	13
113	Moog, Inc. Class A ●	3,629
2	Mueller Industries, Inc.	59
1	Nacco Industries, Inc. Class A	76
5	Orbital Sciences Corp. ●	72
2	Oshkosh Corp. ●	67
2	Owens Corning, Inc. ●	59
3	Pall Corp.	103
71	Powell Industries, Inc. ●	1,944
1	Raven Industries	24
2	Regal-Beloit Corp.	96
1	Robbins & Myers, Inc.	20
5	Simpson Manufacturing Co., Inc.	129
74	Teledyne Technologies, Inc. ●	2,856
2	Thomas & Betts Corp. ●	63
3	Timken Co.	88
3	Toro Co.	154
55	TransDigm Group, Inc.	2,791
2	Tredegar Corp.	34
3	Trimas Corp. ●	29
1	Valmont Industries, Inc.	67
2	Watsco, Inc.	109
6	Woodward Governor Co.	152
		46,778
	Commercial & Professional Services - 3.1%
4	Acacia Research Corp. ●	54
3	Administaff, Inc.	68
1	Advisory Board Co. ●	56
2	American Reprographics Co. LLC ●	19
282	APAC TeleServices, Inc. ●	1,606
3	ATC Technology Corp. ●	42
43	Consolidated Graphics, Inc. ●	1,842
3	Corporate Executive Board Co.	91
106	Deluxe Corp.	1,988
6	Diamond Management & Technology	58
2	Dolan Media Co. ●	18
2	Ennis, Inc.	34
1	Exponent, Inc. ●	34
6	Herman Miller, Inc.	120
1	Huron Consulting Group, Inc. ●	12
6	Interface, Inc.	68
1	KAR Auction Services, Inc. ●	10
116	Knoll, Inc.	1,542
1	M & F Worldwide Corp. ●	36
4	Rollins, Inc.	89
177	Sykes Enterprises, Inc. ●	2,524
5	Tetra Tech, Inc. ●	101
114	Towers Watson & Co.	4,413
1	United Stationers, Inc. ●	62
		14,887
	Consumer Durables & Apparel - 3.6%
3	American Greetings Corp. Class A	59
2	Blyth, Inc.	74
146	Carter's, Inc. ●	3,843

The accompanying notes are an integral part of these financial statements.

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Consumer Durables & Apparel - 3.6% - (continued)
12	Crocs, Inc. ●	$126
1	Deckers Outdoor Corp. ●	131
19	Eastman Kodak Co. ●	82
2	Fossil, Inc. ●	84
1	G-III Appareal Group Ltd. ●	30
126	Iconix Brand Group, Inc. ●	1,805
1	Kenneth Cole Productions, Inc. Class A ●	14
219	Liz Claiborne, Inc. ●	923
–	National Presto Industries, Inc.	19
2	Perry Ellis International ●	46
2	Polaris Industries, Inc.	129
3	Pool Corp.	61
397	Quiksilver, Inc. ●	1,470
2	RC2 Corp. ●	33
2	Skechers USA, Inc. Class A ●	77
–	Sport Supply Group, Inc.	6
2	Steven Madden Ltd. ●	77
9	Sturm Ruger & Co., Inc.	122
–	Tempur-Pedic International, Inc. ●	11
7	Timberland Co. Class A ●	111
120	True Religion Apparel, Inc. ●	2,644
95	Tupperware Brands Corp.	3,786
2	Under Armour, Inc. Class A ●	73
–	Unifirst Corp.	2
45	Warnaco Group, Inc. ●	1,614
4	Wolverine World Wide, Inc.	98
		17,550
	Consumer Services - 3.8%
2	American Public Education, Inc. ●	72
87	Bally Technologies, Inc. ●	2,815
4	Bridgepoint Education, Inc. ●	68
1	Capella Education Co. ●	87
3	CEC Entertainment, Inc. ●	91
150	Cheesecake Factory, Inc. ●	3,341
2	CKE Restaurants, Inc.	22
2	Coinstar, Inc. ●	95
11	Corinthian Colleges, Inc. ●	106
2	CPI Corp.	38
3	Cracker Barrel Old Country Store, Inc.	128
10	Denny's Corp. ●	26
122	Grand Canyon Education, Inc. ●	2,857
3	Hillenbrand, Inc.	57
1	Interval Leisure Group, Inc. ●	14
32	ITT Educational Services, Inc. ●	2,675
4	K12, Inc. ●	96
95	P.F. Chang's China Bistro, Inc.	3,763
1	Peet's Coffee & Tea, Inc. ●	23
2	Pre-Paid Legal Services, Inc. ●	77
11	Ruth's Hospitality Group, Inc. ●	46
5	Sotheby's Holdings	123
149	Texas Roadhouse, Inc. ●	1,874
		18,494
	Diversified Financials - 1.2%
19	Advance America Cash Advance Centers, Inc.	80
15	BGC Partners, Inc.	79
3	Calamos Asset Management, Inc.	25
2	Cash America International, Inc.	72
1	Credit Acceptance Corp. ●	53
4	Duff & Phelps Corp.	45
117	Ezcorp, Inc. ●	2,164
5	First Cash Financial Services, Inc. ●	111
3	Life Partners Holdings, Inc.	52
5	MarketAxess Holdings, Inc.	74
2	MVC Capital, Inc.	26
–	Portfolio Recovery Associate ●	29
2	Safeguard Scientifics, Inc. ●	21
3	SEI Investments Co.	67
67	Stifel Financial ●	2,894
2	World Acceptance Corp. ●	61
		5,853
	Energy - 4.5%
2	Alpha Natural Resources, Inc. ●	68
8	Boots & Coots International Wellness Control ●	24
9	Callon Petroleum Corp. ●	56
2	Carbo Ceramics, Inc.	145
13	Cloud Peak Energy, Inc. ●	168
178	Complete Production Services, Inc. ●	2,544
360	CVR Energy, Inc. ●	2,710
3	Dresser-Rand Group, Inc. ●	79
66	Dril-Quip, Inc. ●	2,923
6	Energy XXI (Bermuda) Ltd. ●	98
5	Exco Resources, Inc.	69
1	James River Coal Co. ●	8
6	L&L Energy, Inc. ●	55
3	Lufkin Industries, Inc.	133
7	Matrix Service Co. ●	64
6	McMoRan Exploration Co. ●	70
1	Natural Gas Services Group ●	17
26	Overseas Shipholding Group, Inc.	945
92	Petroleum Development Corp. ●	2,357
4	Pioneer Drilling Co. ●	24
214	Rosetta Resources, Inc. ●	4,238
3	Rowan Companies, Inc. ●	74
55	SM Energy Co.	2,195
8	Stone Energy Corp. ●	87
13	TETRA Technologies, Inc. ●	114
338	Vaalco Energy, Inc.	1,894
11	W&T Offshore, Inc.	106
7	World Fuel Services Corp.	176
		21,441
	Food & Staples Retailing - 0.0%
3	Casey's General Stores, Inc.	106
3	United Natural Foods, Inc. ●	98
		204
	Food, Beverage & Tobacco - 1.1%
1	American Italian Pasta Co. ●	69
1	Boston Beer Co., Inc. Class A ●	71
4	Cal-Maine Foods, Inc.	115
383	Darling International, Inc. ●	2,880
2	Diamond Foods, Inc.	77
3	Flowers Foods, Inc.	66
2	J&J Snack Foods Corp.	80
2	Lancaster Colony Corp.	114
3	Sanderson Farms, Inc.	138
2	Tootsie Roll Industries	58
160	Zhongpin, Inc. ●	1,879
		5,547

The accompanying notes are an integral part of these financial statements.

Hartford SmallCap Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Health Care Equipment & Services - 11.0%
8	Align Technology, Inc. ●	$122
3	Almost Family, Inc. ●	103
2	Amedisys, Inc. ●	102
174	American Medical Systems Holdings ●	3,846
–	Amerigroup Corp. ●	13
7	AMN Healthcare Services, Inc. ●	53
229	Angiodynamics, Inc. ●	3,379
2	ArthroCare Corp. ●	67
3	Bio-Reference Laboratories ●	74
–	Cantel Medical Corp.	6
2	Catalyst Health Solutions ●	83
1	Centene Corp. ●	17
2	Chemed Corp.	114
11	Coninucare Corp. ●	36
121	Corvel Corp. ●	4,082
189	Cyberonics, Inc. ●	4,485
284	Dexcom, Inc. ●	3,286
5	Eclipsys Corp. ●	96
1	Emergency Medical Services ●	32
7	Ev3, Inc. ●	154
3	Gentiva Health Services, Inc. ●	94
2	Haemonetics Corp. ●	99
73	Hanger Orthopedic Group, Inc. ●	1,308
155	HealthSouth Corp. ●	2,902
267	Healthspring, Inc. ●	4,138
8	Healthtronics, Inc. ●	40
2	HMS Holdings Corp. ●	96
8	Immucor, Inc. ●	148
2	Integra LifeSciences Holdings Corp. ●	92
5	Invacare Corp.	100
5	inVentiv Health, Inc. ●	116
3	Kensey Nash Corp. ●	69
121	Masimo Corp.	2,881
5	MedAssets, Inc. ●	124
4	Metropolitan Health Networks ●	14
4	Molina Healthcare, Inc. ●	102
1	MWI Veterinary Supply, Inc. ●	41
5	Natus Medical, Inc. ●	85
3	Neogen Corp. ●	78
2	NuVasive, Inc. ●	81
7	Odyssey HealthCare, Inc. ●	195
6	Omnicell, Inc. ●	74
110	Orthofix International N.V. ●	3,535
133	Owens & Minor, Inc.	3,783
1	PharMerica Corp. ●	15
3	Providence Service Corp. ●	42
5	PSS World Medical, Inc. ●	99
3	Psychiatric Solutions, Inc. ●	96
–	Quality Systems	7
7	RTI Biologics, Inc. ●	20
3	Sirona Dental Systems, Inc. ●	118
5	STERIS Corp.	159
130	Symmetry Medical, Inc. ●	1,374
–	Thoratec Corp. ●	18
57	Triple-S Management Corp., Class B ●	1,059
62	U.S. Physical Therapy, Inc. ●	1,040
5	Virtual Radiologic Corp. ●	80
70	Volcano Corp. ●	1,525
105	Wellcare Health Plans, Inc. ●	2,500
2	West Pharmaceutical Services, Inc.	84
2	Wright Medical Group, Inc. ●	34
139	Zoll Medical Corp. ●	3,759
		52,374
	Household & Personal Products - 1.1%
2	Alberto-Culver Co.	60
2	Herbalife Ltd.	89
4	Inter Parfums, Inc.	51
–	Medifast, Inc. ●	5
204	Nu Skin Enterprises, Inc. Class A	5,080
1	Schiff Nutrition International	7
1	Usana Health Sciences, Inc. ●	42
2	WD40 Co.	68
		5,402
	Insurance - 1.3%
76	Allied World Assurance Holdings Ltd.	3,463
150	Amerisafe, Inc. ●	2,624
4	Brown & Brown, Inc.	71
2	Endurance Specialty Holdings Ltd.	81
2	Erie Indemnity Co.	91
1	FBL Financial Group Class A	19
–	RLI Corp.	19
2	Symetra Financial Corp.	25
3	Validus Holdings Ltd.	62
		6,455
	Materials - 3.3%
2	A. Schulman, Inc.	41
2	Arch Chemicals, Inc.	72
1	Ashland, Inc.	68
4	Balchem Corp.	90
2	Clearwater Paper Corp. ●	110
130	Georgia Gulf Corp. ●	1,737
26	Golden Star Resources Ltd. ●	112
1	Graham Packaging Co., Inc. ●	10
2	Haynes International, Inc.	51
3	Kraton Performance Polymers ●	53
2	Minerals Technologies, Inc.	83
–	Nalco Holding Co.	7
3	Neenah Paper, Inc.	47
1	Newmarket Corp.	70
168	Olin Corp.	3,031
6	Omnova Solutions, Inc. ●	44
59	Rock Tenn Co. Class A	2,955
4	Rockwood Holdings, Inc. ●	98
1	Schweitzer-Mauduit International, Inc.	66
221	Silgan Holdings, Inc.	6,278
7	Solutia, Inc. ●	97
2	Stepan Co.	120
5	Titanium Metals Corp. ●	88
2	Valspar Corp.	58
4	W.R. Grace & Co. ●	86
		15,472
	Media - 1.4%
208	Arbitron, Inc.	5,326
5	Harte-Hanks, Inc.	56
–	John Wiley & Sons, Inc. Class A	10
268	LodgeNet Interactive Corp. ●	996
9	Sinclair Broadcast Group, Inc. Class A ●	52
7	Valassis Communications, Inc. ●	209

The accompanying notes are an integral part of these financial statements.

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Media - 1.4% - (continued)
2	World Wrestling Entertainment, Inc.	$25
		6,674
	Pharmaceuticals, Biotechnology & Life Sciences - 12.6%
2	Alexion Pharmaceuticals, Inc. ●	85
379	Alkermes, Inc. ●	4,720
630	Arena Pharmaceuticals, Inc. ●	1,935
24	Bio-Rad Laboratories, Inc. Class A ●	2,067
249	Bruker Corp. ●	3,026
379	Cadence Pharmaceuticals, Inc. ●	2,658
276	Celera Corp. ●	1,807
284	Celldex Therapeutics, Inc. ●	1,296
58	Cepheid, Inc. ●	932
3	Charles River Laboratories International, Inc. ●	118
277	Cubist Pharmaceuticals, Inc. ●	5,708
774	Cytokinetics, Inc. ●	1,835
1	Dionex Corp. ●	92
6	Emergent Biosolutions, Inc. ●	102
8	Enzon, Inc. ●	82
5	Genomic Health, Inc. ●	68
5	Hi-Technology Pharmacal Co., Inc. ●	124
1	Human Genome Sciences, Inc. ●	12
17	Immunomedics, Inc. ●	52
9	Impax Laboratories, Inc. ●	180
268	Inspire Pharmaceuticals, Inc. ●	1,335
1	Kendle International, Inc. ●	14
2	Martek Biosciences Corp. ●	38
309	Medicines Co. ●	2,352
–	Medicis Pharmaceutical Corp. Class A	2
6	Nabi Biopharmaceuticals ●	30
7	Nektar Therapeutics ●	84
10	NPS Pharmaceuticals, Inc. ●	62
4	Obagi Medical Products, Inc. ●	45
147	Onyx Pharmaceuticals, Inc. ●	3,170
113	PAREXEL International Corp. ●	2,444
29	PDL Biopharma, Inc.	164
122	Pharmasset, Inc. ●	3,344
8	Questcor Pharmaceuticals ●	79
236	Regeneron Pharmaceuticals, Inc. ●	5,262
268	Rigel Pharmaceuticals, Inc. ●	1,930
198	Salix Pharmaceuticals Ltd. ●	7,720
35	Santarus, Inc. ●	86
21	Sciclone Pharmaceuticals, Inc. ●	56
430	Seattle Genetics, Inc. ●	5,156
6	Talecris Biotherapeutics Holdings Corp. ●	117
2	Valeant Pharmaceuticals International ●	82
1	ViroPharma, Inc. ●	9
		60,480
	Real Estate - 1.5%
183	Anworth Mortgage Asset Corp.	1,301
131	Colonial Properties Trust	1,905
107	DuPont Fabros Technology, Inc.	2,623
1	EastGroup Properties, Inc.	52
2	Equity Lifestyle Properties, Inc.	78
152	MFA Mortgage Investments, Inc.	1,125
1	PS Business Parks, Inc.	77
1	Rayonier, Inc.	62
		7,223
	Retailing - 6.9%
7	99 Cents Only Stores ●	103
4	Aaron Rents, Inc.	72
6	AnnTaylor Stores Corp. ●	92
2	Big 5 Sporting Goods Corp.	22
69	Big Lots, Inc. ●	2,224
4	Brown Shoe Co., Inc.	59
5	Cato Corp.	116
91	Children's Place Retail Stores, Inc. ●	4,017
10	Christopher & Banks Corp.	62
92	Citi Trends, Inc. ●	3,031
5	Collective Brands, Inc. ●	78
111	Core-Mark Holding Co., Inc. ●	3,028
6	Dress Barn, Inc. ●	142
8	Drugstore.com, Inc. ●	25
75	DSW, Inc. ●	1,675
2	Genesco, Inc. ●	55
68	Gymboree Corp. ●	2,904
1	Haverty Furniture Cos., Inc.	18
4	Hibbett Sports, Inc. ●	86
4	Jo-Ann Stores, Inc. ●	141
59	Joseph A. Bank Clothiers, Inc. ●	3,207
7	Kirklands, Inc. ●	122
3	Monroe Muffler, Inc.	127
134	Nutri/System, Inc.	3,069
9	OfficeMax, Inc. ●	113
155	Overstock.com, Inc. ●	2,805
5	PetMed Express, Inc.	86
–	PetSmart, Inc.	7
12	Pier 1 Imports, Inc. ●	78
6	Retail Ventures, Inc. ●	47
2	rue21, Inc. ●	62
10	Sally Beauty Co., Inc. ●	80
11	Select Comfort Corp. ●	93
1	Shoe Carnival, Inc. ●	30
122	Shutterfly, Inc. ●	2,921
7	Stein Mart, Inc. ●	41
6	Talbots, Inc. ●	62
10	The Finish Line, Inc.	141
–	Tractor Supply Co.	28
3	Ulta Salon, Cosmetics & Fragrances, Inc. ●	72
14	Wet Seal, Inc. Class A ●	50
4	Williams-Sonoma, Inc.	92
106	Zumiez, Inc. ●	1,714
		32,997
	Semiconductors & Semiconductor Equipment - 4.4%
18	Amkor Technology, Inc. ●	97
114	Atheros Communications, Inc. ●	3,142
8	AXT, Inc. ●	34
2	Cabot Microelectronics Corp. ●	82
1	FEI Co. ●	29
396	GT Solar International, Inc. ●	2,218
4	Hittite Microwave Corp. ●	169
6	Kopin Corp. ●	22
22	Lattice Semiconductor Corp. ●	95
7	Micrel, Inc.	73
7	Microsemi Corp. ●	106
267	MIPS Technologies, Inc. Class A ●	1,365
292	ON Semiconductor Corp. ●	1,865
498	RF Micro Devices, Inc. ●	1,946

The accompanying notes are an integral part of these financial statements.

Hartford SmallCap Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Semiconductors & Semiconductor Equipment - 4.4% - (continued)
4	Semtech Corp. ●	$69
511	Skyworks Solutions, Inc. ●	8,580
65	Tessera Technologies, Inc. ●	1,035
13	TriQuint Semiconductor, Inc. ●	81
3	Veeco Instruments, Inc. ●	95
		21,103
	Software & Services - 14.3%
3	ACI Worldwide, Inc. ●	61
10	Actuate Corp. ●	44
9	Acxiom Corp. ●	136
2	Advent Software, Inc. ●	79
1	Alliance Data Systems Corp. ●	77
6	Ancestry.com, Inc. ●	101
124	ArcSight, Inc. ●	2,769
5	Ariba, Inc. ●	78
473	Art Technology Group, Inc. ●	1,618
149	AsiaInfo Holdings, Inc. ●	3,248
5	Aspen Technology, Inc. ●	59
4	Blackbaud, Inc.	90
2	Blackboard, Inc. ●	72
3	Bottomline Technologies, Inc. ●	34
4	Broadridge Financial Solutions, Inc.	69
150	Commvault Systems, Inc. ●	3,380
13	Compuware Corp. ●	104
2	Concur Technologies, Inc. ●	86
128	Constant Contact, Inc. ●	2,737
158	CSG Systems International, Inc. ●	2,897
3	CyberSource Corp. ●	79
3	Earthlink, Inc.	27
6	EPIQ Systems, Inc. ●	74
1	Factset Research Systems, Inc.	92
2	Forrester Research, Inc. ●	65
5	Fortinet, Inc. ●	81
1	Gartner, Inc. Class A ●	26
10	Global Cash Access, Inc. ●	74
3	Global Payments, Inc.	111
2	GSI Commerce, Inc. ●	70
186	Informatica Corp. ●	4,452
9	Infospace, Inc. ●	65
146	j2 Global Communications, Inc. ●	3,182
7	Jack Henry & Associates, Inc.	179
111	JDA Software Group, Inc. ●	2,433
20	Lawson Software, Inc. ●	147
3	Lender Processing Services	83
3	Logmein, Inc. ●	81
6	Manhattan Associates, Inc. ●	164
2	Mantech International Corp. Class A ●	77
2	MAXIMUS, Inc.	111
59	Mercadolibre, Inc. ●	3,111
1	Micros Systems ●	18
7	ModusLink Global Solutions, Inc. ●	44
154	Net 1 UEPS Technologies, Inc. ●	2,069
3	Netscout Systems, Inc. ●	41
1	Opentable, Inc. ●	47
3	Opnet Technologies, Inc.	45
98	Parametric Technology Corp. ●	1,538
4	Progress Software Corp. ●	113
117	Quest Software, Inc. ●	2,106
166	Rackspace Hosting, Inc. ●	3,052
1	Radiant Systems, Inc. ●	10
113	RightNow Technologies, Inc. ●	1,771
4	S1 Corp. ●	22
392	Sapient Corp.	3,973
147	Solarwinds, Inc. ●	2,353
109	Solera Holdings, Inc.	3,947
10	SonicWALL, Inc. ●	123
83	Sourcefire, Inc. w/Rights ●	1,583
4	SS&C Technologies Holdings, Inc. ●	56
3	SuccessFactors, Inc. ●	70
3	Synchronoss Technologies, Inc. ●	61
3	Taleo Corp. Class A ●	81
8	TeleCommunication Systems, Inc. Class A ●	35
284	Tibco Software, Inc. ●	3,422
83	TiVo, Inc. ●	615
–	Total System Services, Inc.	5
412	United Online, Inc.	2,372
6	Valueclick, Inc. ●	64
186	VeriFone Systems, Inc. ●	3,515
6	Websense, Inc. ●	114
117	Wright Express Corp. ●	3,466
		69,254
	Technology Hardware & Equipment - 6.5%
3	Acme Packet, Inc. ●	91
4	ADTRAN, Inc.	121
2	Anixter International, Inc. ●	65
15	Arris Group, Inc. ●	155
3	AVX Corp.	43
174	Benchmark Electronics, Inc. ●	2,763
4	Blue Coat Systems, Inc. ●	79
10	Brightpoint, Inc. ●	67
4	Comtech Telecommunications Corp. ●	126
2	CPI International, Inc. ●	35
3	DG Fastchannel, Inc. ●	83
1	Digi International, Inc. ●	6
–	DTS, Inc. ●	14
–	Emulex Corp. ●	2
6	Hypercom Corp. ●	28
10	Insight Enterprises, Inc. ●	127
83	Interdigital, Inc. ●	2,040
3	Keithley Instruments, Inc.	25
2	Loral Space & Communications, Inc. ●	72
2	MTS Systems Corp.	62
101	Multi-Fineline Electronix, Inc. ●	2,529
230	Netezza Corp. ●	3,142
14	Novatel Wireless, Inc. ●	81
202	Oplink Communications, Inc. ●	2,896
4	Osi Systems, Inc. ●	99
118	Plantronics, Inc.	3,367
3	Plexus Corp. ●	76
105	Polycom, Inc. ●	3,115
11	Power-One, Inc. ●	75
107	QLogic Corp. ●	1,780
13	Quantum Corp. ●	24
221	Riverbed Technology, Inc. ●	6,104
5	SeaChange International, Inc. ●	38
7	Silicon Graphics International ●	49
20	Sonus Networks, Inc. ●	54

The accompanying notes are an integral part of these financial statements.

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Technology Hardware & Equipment - 6.5% - (continued)
1	STEC, Inc. ●	$7
3	Stratasys, Inc. ●	67
3	Synaptics, Inc. ●	70
133	Xyratex Ltd. ●	1,886
4	Zebra Technologies Corp. Class A ●	95
		31,558
	Telecommunication Services - 1.8%
51	AboveNet, Inc. ●	2,383
14	Alaska Communication Systems Holdings,
	Inc.	116
72	Atlantic Tele-Network, Inc.	2,990
42	Cincinnati Bell, Inc. ●	126
5	Consolidated Communications Holdings, Inc.	84
26	Frontier Communications Corp.	181
10	Neutral Tandem, Inc. ●	111
50	NTELOS Holdings Corp.	862
23	PAETEC Holding Corp. ●	79
4	Premiere Global Services, Inc. ●	26
79	Syniverse Holdings, Inc. ●	1,606
4	TW Telecom, Inc. ●	63
6	USA Mobility, Inc.	71
33	Vonage Holdings Corp. ●	76
		8,774
	Transportation - 2.0%
2	Dollar Thrifty Automotive Group, Inc. ●	86
2	Genesee & Wyoming, Inc. Class A ●	72
1	Hawaiian Holdings, Inc. ●	6
2	Hub Group, Inc. ●	68
81	Marten Transport Ltd. ●	1,685
7	Pacer International, Inc. ●	48
2	Ryder System, Inc.	61
207	UAL Corp. ●	4,254
143	Werner Enterprises, Inc.	3,122
		9,402
	Utilities - 0.6%
–	New Jersey Resources Corp.	15
1	Piedmont Natural Gas	30
2	South Jersey Industries, Inc.	94
96	UniSource Energy Corp.	2,897
		3,036
	Total common stocks
	(cost $447,112)	$477,372

	Total long-term investments
	(cost $447,112)	$477,372

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.7%
	Bank of America TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $1,003, collateralized by
	FHLMC 5.50%, 2039, FNMA 4.50% -
	5.50%, 2038 - 2040, GNMA 5.00%, 2040,
	value of $1,023)
$1,003	0.05%, 6/30/2010	$1,003
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $235, collateralized by U.S.
	Treasury Bond 6.25%, 2030, U.S. Treasury
	Note 1.00%, 2011, value of $241)
235	0.01%, 6/30/2010	235
	BNP Paribas Securities Corp. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $172,
	collateralized by FNMA 4.50% - 6.50%,
	2024 - 2040, GNMA 5.00% - 6.50%, 2038 -
	2040, value of $175)
172	0.04%, 6/30/2010	172
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $760,
	collateralized by GNMA 3.13% - 7.00%,
	2023 - 2052, value of $775)
759	0.05%, 6/30/2010	759
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $172, collateralized by FHLMC
	2.38% - 5.83%, 2033 - 2038, value of $175)
172	0.06%, 6/30/2010	172
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $749,
	collateralized by FHLMC 5.00% - 5.50%,
	2038 - 2039, FNMA 5.00%, 2039, value of
	$767)
749	0.03%, 6/30/2010	749
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	07/01/2010 in the amount of $95,
	collateralized by U.S. Treasury Bill 0.88%,
	2011, value of $97)
95	0.01%, 6/30/2010	95
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 07/01/2010 in the amount of
	$9, collateralized by U.S. Treasury Bill
	0.88%, 2011, value of $9)
9	0.02%, 6/30/2010	9
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $216,
	collateralized by U.S. Treasury Note 2.13%,
	2015, value of $221)
216	0.04%, 6/30/2010	216
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $190, collateralized by FNMA
	5.00% - 6.00%, 2033 - 2036, value of $193)
190	0.09%, 6/30/2010	190
		3,600
The accompanying notes are an integral part of these financial statements.

Hartford SmallCap Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.8% - (continued)
	U.S. Treasury Bills - 0.1%
$85	0.15%, 7/15/2010□○		$85

	Total short-term investments
	(cost $3,685)		$3,685

	Total investments
	(cost $450,797) ▲	99.9%	$481,057
	Other assets and liabilities	0.1%	665
	Total net assets	100.0%	$481,722

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.1% of total net assets at June 30, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $453,821 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$83,220
Unrealized Depreciation	(55,984)
Net Unrealized Appreciation	$27,236

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at June 30, 2010.

Futures Contracts Outstanding at June 30, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	8	Long	Sep 2010	(45)

*	The number of contracts does not omit 000's.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

Hartford SmallCap Growth HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$477,372	$477,372	$–	$–
Short-Term Investments	3,685	–	3,685	–
Total	$481,057	$477,372	$3,685	$–
Liabilities:
Futures *	45	45	–	–
Total	$45	$45	$–	$–

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

Hartford SmallCap Growth HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $450,797)	$481,057
Cash	68
Receivables:
Investment securities sold	13,006
Fund shares sold	1,109
Dividends and interest	134
Variation margin	3
Other assets	2
Total assets	495,379
Liabilities:
Payables:
Investment securities purchased	9,417
Fund shares redeemed	4,094
Variation margin	7
Investment management fees	69
Distribution fees	7
Accrued expenses	63
Total liabilities	13,657
Net assets	$481,722
Summary of Net Assets:
Capital stock and paid-in-capital	$620,105
Accumulated distributions in excess of net investment loss	(259)
Accumulated net realized loss on investments	(168,339)
Unrealized appreciation of investments	30,215
Net assets	$481,722
Shares authorized	700,000
Par value	$0.001
Class IA: Net asset value per share	$15.72
Shares outstanding	22,562
Net assets	$354,590
Class IB: Net asset value per share	$15.63
Shares outstanding	8,136
Net assets	$127,132

The accompanying notes are an integral part of these financial statements.

Hartford SmallCap Growth HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$1,722
Interest	3
Total investment income, net	1,725

Expenses:
Investment management fees	1,686
Transfer agent fees	3
Distribution fees - Class IB	176
Custodian fees	14
Board of Directors' fees	7
Audit fees	7
Other expenses	111
Total expenses (before fees paid indirectly)	2,004
Commission recapture	(9)
Total fees paid indirectly	(9)
Total expenses, net	1,995
Net investment loss	(270)

Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments	37,331
Net realized gain on futures	82
Net Realized Gain on Investments and Other Financial Instruments	37,413

Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments:
Net unrealized depreciation of investments	(32,057)
Net unrealized depreciation of futures	(85)
Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments	(32,142)
Net Gain on Investments and Other Financial Instruments	5,271
Net Increase in Net Assets Resulting from Operations	$5,001

The accompanying notes are an integral part of these financial statements.

Hartford SmallCap Growth HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment loss	$(270)	$(28)
Net realized gain (loss) on investments and other financial instruments	37,413	(57,214)
Net unrealized appreciation (depreciation) of investments and other financial instruments	(32,142)	204,257
Payment from affiliate	—	64
Net increase in net assets resulting from operations	5,001	147,079
Distributions to Shareholders:
From net investment income
Class IA	—	(314)
Class IB	—	—
Total distributions	—	(314)
Capital Share Transactions:
Class IA
Sold	25,088	43,487
Issued on reinvestment of distributions	—	314
Redeemed	(83,069)	(76,551)
Total capital share transactions	(57,981)	(32,750)
Class IB
Sold	12,654	17,047
Issued on reinvestment of distributions	—	—
Redeemed	(27,074)	(30,097)
Total capital share transactions	(14,420)	(13,050)
Net decrease from capital share transactions	(72,401)	(45,800)
Net increase (decrease) in net assets	(67,400)	100,965
Net Assets:
Beginning of period	549,122	448,157
End of period	$481,722	$549,122
Accumulated undistributed (distribution in excess of) net investment income	$(259)	$11
Shares:
Class IA
Sold	1,491	3,405
Issued on reinvestment of distributions	—	22
Redeemed	(5,050)	(6,036)
Total share activity	(3,559)	(2,609)
Class IB
Sold	758	1,355
Issued on reinvestment of distributions	—	—
Redeemed	(1,633)	(2,386)
Total share activity	(875)	(1,031)

The accompanying notes are an integral part of these financial statements.

Hartford SmallCap Growth HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford SmallCap Growth HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford HLS Series Fund II, Inc. (the “Company”) is an open-end registered management investment companies comprised of five portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

Hartford SmallCap Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that mature in 60 days or less are generally valued at amortized cost, which approximates market value.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively. If a settlement price is not available, futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be valued at the mean of the closing bid and asked prices as of the Valuation Time.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable

Hartford SmallCap Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

During the six-month period ended June 30, 2010, the Fund held no Level 3 securities, therefore no reconciliation of Level 3 securities is presented.

Refer to the Investment Valuation Hierarchy Level Summary found following the Schedule of Investments.

c)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management Company (“Hartford Investment Management”), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”) or Wellington Management Company, LLP (“Wellington Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

d)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

e)
Indexed Securities – The Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Fund may use these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in using conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there may be a limit to the potential appreciation of the investment. The Fund had no investments in indexed securities as of June 30, 2010.

f)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”),

Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

g)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

h)	Additional Derivative Instrument(s) Information

Derivative Instrument(s) as of June 30, 2010.

	Statement of Assets and Liabilities Location
Risk Exposure Category	Asset Derivatives	Liability Derivatives
Equity contracts		Summary of Net Assets – Unrealized depreciation	$45

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2010.

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Equity contracts	$—	$—	$82	$—	$—	$82
Total	$—	$—	$82	$—	$—	$82

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Equity contracts	—	—	(85)	—	—	$(85)
Total	$—	$—	$(85)	$—	$—	$(85)

i)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Futures and Options:

The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may invest in futures and options contracts in order to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract is an agreement between two parties to buy and sell an asset at a set price on a future date. When the Fund enters into such futures contracts, it is required to deposit with a futures commission merchant an amount of “initial margin” of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called variation margin, to and from the broker, are made on a daily

Hartford SmallCap Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

basis as the price of the underlying asset fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund.

At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position, which would effectively terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

The use of futures contracts involves elements of market risk, which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contracts may decrease the effectiveness of the Fund’s strategy and potentially result in loss. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded through a clearing house. The clearing house requires sufficient collateral to cover margins. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2010.

An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The premium paid by the Fund for the purchase of a call or put option is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period.

The Fund may write (sell) covered options. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, which is recorded on the Fund’s Statement of Assets and Liabilities and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in the value of such options, which may exceed the related premiums received. The maximum amount of loss with respect to the Fund’s written put option is the cost of buying the underlying security or currency. The maximum loss may be offset by proceeds received from selling the underlying securities or currency. As of June 30, 2010, there were no outstanding option contracts.

4.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$314	$3,785
Long-Term Capital Gains*	—	3,943

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$12
Accumulated Capital and Other Losses*	(202,689)
Unrealized Appreciation†	59,293
Total Accumulated Deficit	$(143,384)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(116)
Accumulated Net Realized Gain (Loss) on Investments	116

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2016	$92,116
2017	108,943
Total	$201,059

As of December 31, 2009, the Fund elected to defer the following post October losses.

Amount
Long-Term Capital Gain	$1,630

Hartford SmallCap Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

5.	Expenses:

a)
Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford, serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Hartford Investment Management and Wellington Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Hartford Investment Management and Wellington Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered during the six-month period ended June 30, 2010; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $100 million	0.7000%
On next $4.9 billion	0.6000%
On next $5 billion	0.5800%
Over $10 billion	0.5700%

b)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

c)
Fees Paid Indirectly – The Company, on behalf of the Fund has entered into agreements with State Street Global Advisers, LLC and Russell Implementation Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, these amounts are included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.67%	0.68%	0.64%	0.63%	0.62%	0.62%
Class IB	0.92	0.93	0.89	0.88	0.87	0.87

d)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

e)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Investor Services Company, LLC ("HISC"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. The amount HISC was compensated for providing such services can be found on the Statement of Operations. These fees are accrued daily and paid monthly.

f)
Payment to Affiliate – In July of 2007, The Hartford entered into a settlement with the Attorneys General of the states of New York, Connecticut and Illinois relating to market timing and the company's individual variable annuity contracts in which certain payments would be made directly to the variable annuity contract holders. The distribution plan provides that unclaimed money from the settlement would be distributed to certain HLS Funds that are investment options through a Hartford individual variable annuity contract. The unclaimed money was distributed to the Fund on September 18, 2009, as follows:

Amount
Reimbursement	$64

On November 8, 2006, the SEC issued an order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC’s Division of Enforcement’s investigation of aspects of The Hartford’s variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford settled this matter without admitting or denying the findings of the SEC.

The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and it is offered directly to certain qualified retirement plans (collectively “Products”). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, Inc. (“Hartford Life”) (the issuers of such variable annuity products), the Fund’s ability to restrict transfers by certain owners of older variable annuity products was limited. During 2006, these annuity owners surrendered the older variable annuity contracts that were the subject of prior litigation. In February 2005, Hartford Life agreed with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contracts owners.

Hartford SmallCap Growth HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	For the Year Ended December 31, 2009
	Class IA	Class IB
Impact from Payment from Affiliate for Attorneys General Settlement	0.01%	0.01%
Total Return Excluding Payments from Affiliate	35.37	35.04

	For the Year Ended December 31, 2006
	Class IA	Class IB
Impact from Payment from Affiliate for SEC Settlement	0.01%	0.01%
Impact from Payment to Affiliate for Unrestricted Transfers	(0.03)	(0.03)
Total Return Excluding Payments from Affiliate	6.88	6.61

	For the Year Ended December 31, 2005
	Class IA	Class IB
Impact from Payment from Affiliate for Unrestricted Transfers	0.22%	0.22%
Total Return Excluding Payments from Affiliate	10.80	10.56

6.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$130,983
Sales Proceeds Excluding U.S. Government Obligations	202,002

7.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

8.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

9.	Subsequent Events:

Effective July 21, 2010, Wellington Management is the Fund’s sole sub-adviser. Hartford Investment Management no longer serves as a sub-adviser to the Fund. The portion of the Fund’s portfolio previously managed by Hartford Investment Management is managed by the Fund’s other sub-adviser, Wellington Management.

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Hartford SmallCap Growth HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized						Net Increase
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			(Decrease) in	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	Net Asset	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$15.65	$–	$–	$0.07	$0.07	$–	$–	$–	$–	$0.07	$15.72
IB	15.58	(0.02)	–	0.07	0.05	–	–	–	–	0.05	15.63

For the Year Ended December 31, 2009
IA	11.57	0.01	–	4.08	4.09	(0.01)	–	–	(0.01)	4.08	15.65
IB	11.53	(0.03)	–	4.08	4.05	–	–	–	–	4.05	15.58

For the Year Ended December 31, 2008
IA	18.71	0.05	–	(7.00)	(6.95)	(0.07)	(0.12)	–	(0.19)	(7.14)	11.57
IB	18.66	–	–	(6.96)	(6.96)	(0.05)	(0.12)	–	(0.17)	(7.13)	11.53

For the Year Ended December 31, 2007
IA	20.79	0.11	–	(0.53)	(0.42)	(0.06)	(1.60)	–	(1.66)	(2.08)	18.71
IB	20.74	0.06	–	(0.54)	(0.48)	–	(1.60)	–	(1.60)	(2.08)	18.66

For the Year Ended December 31, 2006
IA	20.88	0.09	–	1.35	1.44	(0.08)	(1.45)	–	(1.53)	(0.09)	20.79
IB	20.83	0.04	–	1.35	1.39	(0.03)	(1.45)	–	(1.48)	(0.09)	20.74

For the Year Ended December 31, 2005
IA	20.26	0.05	0.04	2.13	2.22	(0.08)	(1.22)	(0.30)	(1.60)	0.62	20.88
IB	20.21	(0.02)	0.04	2.15	2.17	(0.03)	(1.22)	(0.30)	(1.55)	0.62	20.83

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Turnover Rate(D)

0.43	%(E)	$354,590	0.67	%(F)	0.67	%(F)	(0.04	)%(F)	25%
0.31	(E)	127,132	0.92	(F)	0.92	(F)	(0.28	)(F)	–

35.39	(G)	408,754	0.68		0.68		0.06		73
35.06	(G)	140,368	0.93		0.93		(0.19)		–

(37.42)		332,330	0.64		0.64		0.24		99
(37.57)		115,827	0.89		0.89		(0.01)		–

(1.84)		640,853	0.63		0.63		0.52		84
(2.09)		227,424	0.88		0.88		0.27		–

6.86	(G)	746,266	0.64		0.64		0.42		92
6.59	(G)	273,736	0.89		0.89		0.17		–

11.02	(G)	704,168	0.63		0.63		0.20		77
10.78	(G)	271,859	0.88		0.88		(0.05)		–

Hartford SmallCap Growth HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

Hartford SmallCap Growth HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Hartford SmallCap Growth HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$1,004.34	$3.33	$1,000.00	$1,021.47	$3.36	0.67%	181	365
Class IB	$1,000.00	$1,003.10	$4.57	$1,000.00	$1,020.23	$4.61	0.92%	181	365

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford HLS Series Fund II, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc. “The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford HLS Series Fund II, Inc. inception dates range from 1987 to date. Hartford HLS Series Fund II, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford HLS Series Fund II, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. he prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSAR-SCG10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford SmallCap Value HLS Fund

Hartford SmallCap Value HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford SmallCap Value HLS Fund inception 05/01/1998
(subadvised by:	Kayne Anderson Rudnick Investment Management, LLC
Metropolitan West Capital Management, LLC
SSgA Funds Management, Inc.)

Investment objective – Seeks capital appreciation.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

Russell 2000 Value Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns(2) (as of 6/30/10)

	6	1	5	10
	Month†	Year	Year	Year
SmallCap Value IA	-0.06%	26.97%	1.63%	8.26%
SmallCap Value IB	-0.13%	26.72%	1.36%	8.00%
Russell 2000 Value Index	-1.64%	25.07%	-0.51%	7.48%

†    Not Annualized

 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2)
Class IB shares commenced on July 1, 2003. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the  12b-1 fee of 0.25% applicable to Class IB shares. The performance after  such date reflects the actual Class IB share performance.

Performance information may reflect historical or current expense waivers from the  investment adviser, without which performance would have been lower. For  information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth  more or less than the original investment. The chart and table do not reflect the  deduction of taxes that a shareholder would pay on portfolio distributions or the  redemption of portfolio shares. The figures do not include sales charges or other  fees which may be applied at the variable life insurance, variable annuity or  qualified retirement plan product level. Any such additional sales charges or other  fees would lower the Fund’s performance.

Portfolio Managers
Kayne Anderson Rudnick Investment Management, LLC	Metropolitan West Capital Management, LLC	SSgA Funds Management, Inc.
Robert A. Schwarzkopf	Samir Sikka	Scott P. Conlon, CFA
Chief Investment Officer	Lead Strategist	Principal
Craig Stone		John O’Connell
Portfolio Manager		Principal
Julie Kutasov
Portfolio Manager

How did the fund perform?

The Class IA shares of the Hartford SmallCap Value HLS Fund returned -0.06% for the six-month period ended June 30, 2010, outperforming the -1.64% return of the Russell 2000 Value Index and the -2.47% return of the average fund in the Lipper Small-Cap Value VP-UF peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

The six-month period ended June 30, 2010 was a volatile period. Through late April, U.S. equities rose as investor confidence grew amid better-than-expected corporate earnings, accommodative monetary policy, and improving economic conditions. From late April until the end of the period, risk aversion rose and equities fell on concerns that the global economy could slip back into recession. Sovereign debt, solvency issues in the Euro-zone, and slowing economic growth in the U.S. and around the globe pressured markets as the sustainability of corporate earnings growth came into question.

In this environment, small cap, mid cap and large cap stocks all registered negative returns over the six-month period, as measured by the Russell 2000 (-2%), S&P MidCap 400 (-1%) and S&P 500 (-7%) indices, respectively. Eight of ten sectors within the Russell 2000 Value index declined during the period. Energy (-9.5%), Materials (-8.9%), and Telecommunications Services (-8.8%) sectors declined the most while Financials (1.5%) and Consumer Discretionary (0.1%) performed the best.

Stock selection was the primary driver of our performance during the period. Tempur-Pedic International (Consumer  Discretionary), Ares Capital (Financials), and VeriFone Systems (Information Technology) were top relative (i.e. performance of the Fund as measured against the benchmark) performers.

2

Tempur-Pedic boosted its gross margin and beat analysts’ expectations during the period due to lower costs and declining selling and marketing expenses. Tempur-Pedic also benefitted from strong demand for its new Cloud mattress line. Ares Capital, a specialty finance company, rose during the period due to steadily increasing quarterly core earnings and the recent acquisition of Allied Capital Corporation. A producer of point-of-sale scanners, VeriFone Systems remains the global leader in its business, is generating strong cash flow and stands to benefit over the coming years from growth of non-cash payment methods (credit and debit cards) and the proliferation of new products, from point-of-sale terminals in cabs to handheld scanners in restaurants.

Detractors from performance included Federated Investors (Financials) and Resources Connections (Industrials). Shares of investment management company, Federated Investors, decreased due to lower than expected quarterly financial earnings as a result of an increase in fee waivers for its money market funds. Resources Connections fell on reduced revenue guidance.

What is the outlook?

At a meeting held on May 4, 2010, the Board of Directors of Hartford HLS Series Fund II, Inc. approved a Form of Agreement and Plan of Reorganization that provides for the reorganization of the Hartford SmallCap Value HLS Fund, a series of Hartford HLS Series Fund II, into the Hartford MidCap Value HLS Fund, a series of Hartford Series Fund, Inc. The Reorganization did not require shareholder approval and occurred on July 30, 2010.

Diversification by Industry
as of June 30, 2010

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	0.7%
Banks (Financials)	8.1
Capital Goods (Industrials)	9.5
Commercial & Professional Services (Industrials)	8.3
Consumer Durables & Apparel (Consumer Discretionary)	4.9
Consumer Services (Consumer Discretionary)	2.6
Consumer Staples (Industrials)	0.1
Diversified Financials (Financials)	5.4
Energy (Energy)	5.4
Food & Staples Retailing (Consumer Staples)	0.3
Food, Beverage & Tobacco (Consumer Staples)	2.1
Health Care Equipment & Services (Health Care)	7.1
Household & Personal Products (Consumer Staples)	1.5
Insurance (Financials)	4.4
Materials (Materials)	2.9
Media (Consumer Discretionary)	0.6
Other Investment Pools and Funds (Financials)	1.0
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	1.8
Real Estate (Financials)	5.2
Retailing (Consumer Discretionary)	2.8
Semiconductors & Semiconductor Equipment (Information Technology)	2.1
Software & Services (Information Technology)	5.6
Technology Hardware & Equipment (Information Technology)	5.0
Telecommunication Services (Services)	1.0
Transportation (Industrials)	3.6
Utilities (Utilities)	2.8
Short-Term Investments	6.8
Other Assets and Liabilities	(1.6)
Total	100.0%

3

Hartford SmallCap Value HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.8%
	Automobiles & Components - 0.7%
5	Dana Holding Corp. •	$46
5	Drew Industries •	109
6	Modine Manufacturing Co. •	45
1	Superior Industries International	11
21	Thor Industries, Inc.	499
		710
	Banks - 8.1%
1	Alliance Financial Corp.	25
1	Ameris Bancorp •	10
–	Arrow Financial Corp.	5
52	Associated Bancorp.	638
–	Astoria Financial Corp.	2
8	Banco Latinoamericano de Exportaciones S.A. ADR Class E	102
1	Bank of Marin Bancorp	20
3	Bank of the Ozarks, Inc.	96
3	Bankfinancial Corp.	23
2	Boston Private Financial Holdings, Inc.	12
–	Bridge Bancorp, Inc.	4
–	Bryn Mawr Bank Corp.	3
2	Camden National Corp.	48
82	Cathay General Bancorp	841
2	Century Bancorp, Inc.	39
2	Chemical Financial Corp.	46
1	Citizens & Northern Corp.	14
124	Citizens Republic Bancorp, Inc. •	105
3	City Holding Co.	71
1	CNB Financial Corp.	13
1	Community Bank System, Inc.	11
1	Community Trust Bancorp, Inc.	15
66	CVB Financial Corp.	627
7	Dime Community Bancshares	81
–	ESB Financial Corp.	3
2	Financial Institutions	33
5	First Bancorp North Carolina	78
101	First BanCorp Puerto Rico	54
22	First Commonwealth Financial Corp.	114
–	First Community Bancshares	7
–	First Financial Bancorp	3
1	First Long Island Corp.	23
–	First Midwest Bancorp, Inc.	4
3	First Source Corp.	49
8	FirstMerit Corp.	132
5	Flushing Financial Corp.	60
16	FNB Corp.	125
5	Fox Chase Bancorp, Inc. •	44
2	Great Southern Bancorp, Inc.	46
1	Home Bancorp, Inc. •	14
1	Home Bancshares, Inc.	18
1	Iberiabank Corp.	26
10	International Bancshares Corp.	161
3	Investors Bancorp, Inc. •	41
1	Kearny Financial Corp.	5
1	Lakeland Financial Corp.	16
6	MainSource Financial Group, Inc.	39
–	MB Financial, Inc.	3
–	Merchants Bancshares	7
5	MGIC Investment Corp. •	37
9	Nara Bancorp, Inc. •	73
–	NASB Financial, Inc.	4
1	National Bankshares, Inc.	32
9	National Penn Bancshares, Inc.	52
4	NBT Bancorp	74
19	Newalliance Bancs	217
2	Northfield Bancorp, Inc.	24
5	Northwest Bancshares, Inc.	52
9	Ocwen Financial Corp. •	90
–	Old National Bankcorp	3
7	Oriental Financial Group, Inc.	85
–	Park National Corp.	24
2	Peoples Bancorp, Inc.	25
–	Porter Bancorp, Inc.	4
7	Prosperity Bancshares, Inc.	250
3	Provident Financial Services, Inc.	39
9	Renasant Corp.	133
3	Republic Bancorp, Inc.	63
–	Rockville Financial, Inc.	4
2	S&T Bancorp, Inc.	49
7	Santander Bancorp •	90
1	SCBT Financial Corp.	32
–	State Bancorp, Inc.	2
82	Sterling Bancshares, Inc.	384
17	Suffolk Bancorp	528
22	Susquehanna Bancshares, Inc.	184
2	Taylor Capital Group, Inc. •	21
5	Towne Bank	71
11	Trustco Bank Corp.	63
11	Trustmark Corp.	230
–	UMB Financial Corp.	12
12	Umpqua Holdings Corp.	134
2	United Bankshares, Inc.	55
13	United Community Banks, Inc. •	51
–	United Financial Bancorp, Inc.	5
2	West Bancorporation, Inc.	10
2	Whitney Holding Corp.	16
–	Wintrust Financial Corp.	13
27	Zion Bancorp	572
		7,763
	Capital Goods - 9.5%
1	A.O. Smith Corp.	58
11	AAR Corp. •	178
1	Aircastle Ltd.	7
1	Albany International Corp. Class A	14
9	American Rail Car Industries, Inc.	110
9	AMETEK, Inc.	341
–	Apogee Enterprises	2
2	Brady Corp. Class A	47
5	Briggs & Stratton Corp.	85
5	CAI International, Inc. •	55
5	Ceradyne, Inc. •	98
34	Clarcor, Inc.	1,211
6	Columbus McKinnon Corp. •	79
15	Comfort Systems USA, Inc.	148
9	Ducommun, Inc.	146
8	EMCOR Group, Inc. •	196
8	EnerSys •	171
5	Enpro Industries, Inc. •	152
–	Franklin Electric Co., Inc.	11

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.8% - (continued)
	Capital Goods - 9.5% - (continued)
7	Gibralter Industries, Inc. •	$67
44	Graco, Inc.	1,243
–	Graham Corp.	3
1	Greenbrier Cos. •	10
3	H & E Equipment Services, Inc. •	24
11	Huttig Building Products, Inc. ⌂•	14
2	Kadant, Inc. •	34
–	Layne Christensen Co. •	7
28	Lincoln Electric Holdings, Inc.	1,425
–	LMI Aerospace, Inc. •	3
8	MasTec, Inc. •	75
8	Mueller Industries, Inc.	192
1	Mueller Water Products, Inc.	3
1	Nacco Industries, Inc. Class A	120
59	Pike Electric Corp. •	551
4	Quanex Building Products Corp.	62
22	Roper Industries, Inc.	1,237
3	Standex International	79
3	TAL International Group, Inc.	61
1	Teledyne Technologies, Inc. •	35
7	Tredegar Corp.	106
2	Triumph Group, Inc.	103
1	Tutor Perini Corp. •	11
1	United Rentals, Inc. •	9
1	Universal Forest Products	36
13	Wabtec Corp.	498
–	Watts Water Technologies, Inc.	8
		9,125
	Commercial & Professional Services - 8.3%
72	ABM Industries, Inc.	1,517
3	ACCO Brands Corp. •	15
22	ATC Technology Corp. •	357
25	Copart, Inc. •	878
3	EnergySolutions, Inc.	16
21	FTI Consulting, Inc. •	893
1	G & K Services, Inc. Class A	27
8	Geo Group, Inc. •	166
9	GP Strategies Corp. •	63
13	Heidrick & Struggles International, Inc.	297
27	KAR Auction Services, Inc. •	334
1	Kimball International, Inc.	6
2	M & F Worldwide Corp. •	43
60	McGrath RentCorp	1,369
5	On Assignment, Inc. •	24
42	Resources Connection, Inc. •	571
26	School Specialty, Inc.	470
30	Schwak, Inc.	444
6	SFN Group, Inc. •	33
9	United Stationers, Inc. •	468
4	Waste Services, Inc. •	44
		8,035
	Consumer Durables & Apparel - 4.9%
9	American Greetings Corp. Class A	172
1	Beazer Homes USA, Inc. •	2
1	Blyth, Inc.	45
18	Callaway Golf Co.	111
24	Ethan Allen Interiors, Inc.	336
–	Helen of Troy Ltd. •	8
2	Hooker Furniture Corp.	22
9	Jakks Pacific, Inc. •	128
10	Jones Apparel Group, Inc.	152
10	La-Z-Boy, Inc. •	72
2	Libbey, Inc. •	25
3	Lifetime Brands, Inc. •	44
18	MDC Holdings, Inc.	472
5	Perry Ellis International •	99
2	Quiksilver, Inc. •	6
34	RC2 Corp. •	551
40	Standard-Pacific Corp. •	134
54	Tempur-Pedic International, Inc. •	1,648
6	Timberland Co. Class A •	100
4	Unifi, Inc. •	15
30	Volcom, Inc. •	557
		4,699
	Consumer Services - 2.6%
–	Biglari Holdings, Inc. •	77
4	Bob Evans Farms, Inc.	104
5	Boyd Gaming Corp. •	41
39	Burger King Holdings, Inc.	648
1	Gaylord Entertainment Co. •	20
–	Marcus Corp.	2
34	Matthews International Corp. Class A	996
7	McCormick & Schmick's Seafood •	49
2	Monarch Casino & Resort, Inc. •	22
3	O' Charley's, Inc. •	16
24	Papa John's International, Inc. •	566
		2,541
	Consumer Staples - 0.1%
–	Seaboard Corp.	72

	Diversified Financials - 5.4%
4	Advance America Cash Advance Centers, Inc.	17
32	American Capital Ltd. •	156
12	Apollo Investment Corp.	115
120	Ares Capital Corp.	1,509
8	Artio Global Investors, Inc.	132
16	Blackrock Kelso Capital Corp.	158
2	Cash America International, Inc.	84
8	CompuCredit Holdings Corp.	32
–	Diamond Hill Investment Group	6
1	Ezcorp, Inc. •	13
73	Federated Investors, Inc.	1,516
4	Fifth Street Finance Corp.	42
1	Gladstone Capital Corp.	7
8	Hercules Technology Growth	74
1	Kayne Anderson Energy Development Co.	8
10	LaBranche & Co., Inc. •	44
24	Life Partners Holdings, Inc.	500
15	MCG Capital Corp.	74
4	NGP Capital Resources Co.	27
1	Oppenheimer Holdings Class A	31
7	PennantPark Investment Corp.	71
4	PHH Corp. •	72
–	Piper Jaffray Cos. •	6
2	Prospect Capital Corp.	22
21	Raymond James Financial, Inc.	512
1	Virtus Investment Partners, Inc. •	15

The accompanying notes are an integral part of these financial statements.

5

Hartford SmallCap Value HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.8% - (continued)
	Diversified Financials - 5.4% - (continued)
–	World Acceptance Corp. •	$1
		5,244
	Energy - 5.4%
2	Berry Petroleum Co.	54
4	Bill Barrett Corp. •	119
29	Cal Dive International, Inc. •	167
20	Carbo Ceramics, Inc.	1,408
6	Complete Production Services, Inc. •	85
3	Contango Oil & Gas Co. •	150
7	Energy Partners Ltd. •	88
5	Goodrich Petroleum Corp. •	58
2	Helix Energy Solutions Group, Inc. •	18
11	Hercules Offshore, Inc. •	28
39	International Coal Group, Inc. •	152
5	Oceaneering International, Inc. •	224
5	Parker Drilling Co. •	19
7	Petroleum Development Corp. •	167
2	PHI, Inc. •	23
17	Pioneer Drilling Co. •	97
7	RAM Energy Resources, Inc. •	14
3	Stone Energy Corp. •	32
4	Tesco Corp. •	44
47	TETRA Technologies, Inc. •	426
1	Union Drilling, Inc. •	4
8	Vaalco Energy, Inc.	47
14	W&T Offshore, Inc.	128
65	World Fuel Services Corp.	1,691
		5,243
	Food & Staples Retailing - 0.3%
2	Ingles Markets, Inc.	24
5	Nash Finch Co.	168
3	Weis Markets	105
		297
	Food, Beverage & Tobacco - 2.1%
14	B&G Foods, Inc. Class A	156
1	Chiquita Brands International, Inc. •	17
5	Darling International, Inc. •	34
21	Flowers Foods, Inc.	513
9	J&J Snack Foods Corp.	358
11	Ralcorp Holdings, Inc. •	592
3	Sanderson Farms, Inc.	152
5	Universal Corp.	210
		2,032
	Health Care Equipment & Services - 7.1%
9	Amedisys, Inc. •	374
1	American Dental Partners, Inc. •	11
75	AMN Healthcare Services, Inc. •	562
2	AmSurg Corp. •	43
2	Assisted Living Concepts I-A •	53
9	Cantel Medical Corp.	148
8	Chemed Corp.	421
6	Healthspring, Inc. •	100
8	ICU Medical, Inc. •	257
8	Invacare Corp.	175
2	Kindred Healthcare, Inc. •	27
24	Landauer, Inc.	1,449
6	Magellan Health Services, Inc. •	207
4	Medical Action Industries, Inc. •	42
–	Molina Healthcare, Inc. •	13
52	Owens & Minor, Inc.	1,467
5	Res-Care, Inc. •	46
17	STERIS Corp.	528
3	Triple-S Management Corp., Class B •	52
8	U.S. Physical Therapy, Inc. •	143
11	Universal American Financial Corp. •	163
21	Young Innovations, Inc.	591
		6,872
	Household & Personal Products - 1.5%
4	Central Garden & Pet Co. Class A •	38
–	Nutraceutical International Corp. •	5
21	Prestige Brands Holdings, Inc. •	151
–	Schiff Nutrition International	3
37	WD40 Co.	1,229
		1,426
	Insurance - 4.4%
14	Alterra Capital Holdings Ltd3	254
1	American Equity Investment Life Holding Co.	7
5	Amtrust Financial Services	65
4	Argo Group International Holdings Ltd.	114
6	CNO Financial Group, Inc. •	30
4	Delphi Financial Group Class A	94
2	FBL Financial Group Class A	52
8	First Mercury Financial Corp.	89
15	Flagstone Reinsurance Holdings	158
4	Greenlight Capital Re Ltd. Class A •	101
6	Hallmark Financial Services, Inc. •	63
2	Harleysville Group, Inc.	67
40	Horace Mann Educators Corp.	616
9	Maiden Holdings Ltd.	60
15	Meadowbrook Insurance Group, Inc.	133
9	Montpelier Re Holdings Ltd.	132
7	National Financial Partners Corp. •	72
13	Phoenix Cos. •	27
5	Platinum Underwriters Holdings Ltd.	166
4	Presidential Life Corp.	40
3	ProAssurance Corp. •	179
20	RLI Corp.	1,048
44	Selective Insurance Group	661
1	Stewart Information Services Corp.	13
		4,241
	Materials - 2.9%
7	A. Schulman, Inc.	138
5	Arch Chemicals, Inc.	154
32	Balchem Corp.	791
5	Buckeye Technologies, Inc. •	49
52	Glatfelter	560
13	Graphic Packaging Holding Co. •	41
2	H.B. Fuller Co.	34
1	Hawkins, Inc.	24
9	Headwaters, Inc. •	26
10	Hecla Mining Co. •	52
2	Kaiser Aluminum Corp.	62
1	Minerals Technologies, Inc.	60
1	Myers Industries	4
17	Neenah Paper, Inc.	312
4	OM Group, Inc. •	91
17	PolyOne Corp. •	143
6	Sensient Technologies Corp.	158
The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.8% - (continued)
	Materials - 2.9% - (continued)
5	Spartech Corp. •	$46
2	W.R. Grace & Co. •	40
19	Wausau Paper Corp. •	127
1	Worthington Industries, Inc.	11
		2,923
	Media - 0.6%
1	A.H. Belo Corp. Class A •	7
3	Crown Media Holdings, Inc. •	5
3	Dex One Corp. •	47
17	Journal Communications, Inc. •	66
3	Knology, Inc. •	30
16	LodgeNet Interactive Corp. •	61
2	Media General, Inc. Class A •	16
5	Playboy Enterprises Class B •	21
2	Scholastic Corp.	54
24	Sinclair Broadcast Group, Inc. Class A •	141
13	Warner Music Group Corp. •	63
3	World Wrestling Entertainment, Inc.	48
		559
	Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
6	Bio-Rad Laboratories, Inc. Class A •	536
16	Charles River Laboratories International, Inc. •	548
6	Covance, Inc. •	308
4	Cypress Bioscience •	8
1	Cytokinetics, Inc. •	3
7	Par Pharmaceutical Cos., Inc. •	169
12	SuperGen, Inc. •	25
17	ViroPharma, Inc. •	190
		1,787
	Real Estate - 5.2%
1	Agree Realty Corp.	31
28	Anworth Mortgage Asset Corp.	202
7	Apollo Commercial Real Estate Finance, Inc.	107
11	Ashford Hospitality •	83
6	Associated Estates Realty	76
16	CapLease, Inc.	72
17	Capstead Mortgage Corp.	193
–	CBL & Associates Properties	3
1	Chesapeake Lodging Trust •	11
10	Cogdell Spencer, Inc.	70
8	Colonial Properties Trust	112
4	Colony Financial, Inc.	66
4	Crexus Investment Corp.	45
10	DCT Industrial Trust, Inc.	45
14	Diamondrock Hospitality •	113
1	DuPont Fabros Technology, Inc.	34
6	Education Realty Trust, Inc.	37
37	Entertainment Properties Trust	1,409
1	Extra Space Storage, Inc.	14
10	Felcor Lodging Trust, Inc. •	50
12	First Industrial Realty Trust, Inc. •	59
5	First Potomac Realty Trust	68
1	Franklin Street Properties Corp.	10
7	Getty Realty Corp.	157
2	Gladstone Commercial Corp.	25
4	Glimcher Realty Trust	25
–	Hatteras Financial Corp.	3
–	Healthcare Realty Trust, Inc.	4
4	Hersha Hospitality Trust	19
9	Invesco Mortgage Capital	172
1	Investors Real Estate Trust	12
33	iStar Financial, Inc. •	145
–	Kilroy Realty Corp.	3
6	Kite Realty Group Trust	25
2	LaSalle Hotel Properties	33
30	Lexington Realty Trust	179
11	Medical Properties Trust, Inc.	104
38	MFA Mortgage Investments, Inc.	278
3	National Health Investors, Inc.	123
4	National Retail Properties, Inc.	92
12	Northstar Realty Finance Corp.	33
–	Omega Healthcare Investors	4
3	Pebblebrook Hotel Trust •	55
7	Penn Real Estate Investment Trust	91
1	Post Properties, Inc.	11
–	PS Business Parks, Inc.	26
1	Ramco-Gershenson Properties Trust	15
14	Resource Capital Corp.	77
8	Starwood Property Trust, Inc.	132
11	Strategic Hotels & Resorts, Inc. •	49
3	Sun Communities, Inc.	86
–	Sunstone Hotel Investors, Inc. •	3
6	Two Harbors Investment Corp.	51
10	U-Store-It	77
1	Walter Investment Management	8
		5,027
	Retailing - 2.8%
115	Borders Group, Inc. •	153
4	Brown Shoe Co., Inc.	55
–	Cabela's, Inc. •	4
1	Charming Shoppes, Inc. •	2
7	Collective Brands, Inc. •	103
1	Core-Mark Holding Co., Inc. •	30
8	Dillard's, Inc.	182
1	Dress Barn, Inc. •	32
22	Group 1 Automotive, Inc. •	518
14	Gymboree Corp. •	598
1	Marinemax, Inc. •	3
1	New York & Co., Inc. •	1
38	OfficeMax, Inc. •	502
1	Pep Boys-Manny Moe & Jack	11
11	Rent-A-Center, Inc. •	219
1	Sally Beauty Co., Inc. •	8
2	Sonic Automotive, Inc. •	15
12	Stage Stores, Inc.	127
11	The Finish Line, Inc.	152
		2,715
	Semiconductors & Semiconductor Equipment - 2.1%
27	ATMI, Inc. •	388
–	Cymer, Inc. •	4
9	DSP Group, Inc. •	55
165	Entegris, Inc. •	653
19	Integrated Device Technology, Inc. •	91
1	Microsemi Corp. •	9
–	Pericom Semiconductor Corp. •	3
34	Photronics, Inc. •	154

The accompanying notes are an integral part of these financial statements.

7

Hartford SmallCap Value HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.8% - (continued)
	Semiconductors & Semiconductor Equipment - 2.1% - (continued)
24	Varian Semiconductor Equipment Associates, Inc. •	$674
3	Zoran Corp. •	28
		2,059
	Software & Services - 5.6%
28	Cass Information Systems, Inc.	959
14	CDC Corp. •	29
35	Computer Services, Inc.	713
9	CSG Systems International, Inc. •	158
36	DealerTrack Holdings, Inc.	584
24	Earthlink, Inc.	188
13	Euronet Worldwide, Inc. •	171
3	Fair Isaac, Inc.	61
10	Global Cash Access, Inc. •	69
8	Internap Network Services Corp. •	32
1	Internet Brands, Inc. Class A •	13
16	ModusLink Global Solutions, Inc. •	99
2	Perficient, Inc. •	20
7	Quest Software, Inc. •	135
41	Syntel, Inc.	1,375
11	TeleTech Holdings, Inc. •	144
17	THQ, Inc. •	72
2	Unisys Corp. •	33
29	VeriFone Systems, Inc. •	547
		5,402
	Technology Hardware & Equipment - 5.0%
4	Anixter International, Inc. •	158
15	Arris Group, Inc. •	151
47	Avid Technology, Inc. •	592
11	Benchmark Electronics, Inc. •	170
1	Black Box Corp.	17
100	Brocade Communications Systems, Inc. •	516
4	Checkpoint Systems, Inc. •	73
3	Coherent, Inc. •	96
2	CTS Corp.	18
1	Electro Rent Corp.	6
55	Electronics for Imaging, Inc. •	531
20	Emulex Corp. •	179
12	Imation Corp. •	106
7	Insight Enterprises, Inc. •	96
47	Jabil Circuit, Inc.	618
6	Methode Electronics, Inc.	59
1	Novatel Wireless, Inc. •	3
1	Oplink Communications, Inc. •	10
3	Osi Systems, Inc. •	70
1	PC Connection, Inc. •	6
30	Plantronics, Inc.	858
4	RadiSys Corp. •	41
3	Richardson Electronics Ltd.	23
3	Smart Modular Technologies, Inc. •	15
17	Symmetricom, Inc. •	88
7	SYNNEX Corp. •	168
9	TTM Technologies, Inc. •	83
2	X-Rite, Inc. •	7
		4,758
	Telecommunication Services - 1.0%
29	Cincinnati Bell, Inc. •	88
75	General Communication, Inc. Class A •	569
4	Global Crossing Ltd. •	37
6	IDT Corp. Class B •	80
12	Premiere Global Services, Inc. •	78
6	USA Mobility, Inc.	79
		931
	Transportation - 3.6%
20	AirTran Holdings, Inc. •	96
5	Alaska Air Group, Inc. •	225
3	Amerco •	138
3	Atlas Air Worldwide Holdings, Inc. •	140
11	Celadon Group, Inc. •	149
2	Dynamex, Inc. •	20
22	Forward Air Corp.	599
13	JetBlue Airways Corp. •	70
45	Landstar System, Inc.	1,770
1	P.A.M. Transportation Services •	7
4	SkyWest, Inc.	49
3	Ultrapetrol Bahamas Ltd. •	13
1	USA Truck, Inc. •	13
9	Werner Enterprises, Inc.	189
		3,478
	Utilities - 2.8%
4	Avista Corp.	80
4	Black Hills Corp.	106
–	Chesapeake Utilities Corp.	10
3	Consolidated Water Co.	30
30	El Paso Electric Co. •	577
1	Empire District Electric Co.	10
2	IDACORP, Inc.	57
1	MGE Energy, Inc.	43
7	New Jersey Resources Corp.	238
–	Nicor, Inc.	16
7	NorthWestern Corp.	189
1	Piedmont Natural Gas	33
13	PNM Resources, Inc.	143
4	Portland General Electric Co.	77
5	South Jersey Industries, Inc.	201
6	Southwest Gas Corp.	181
1	Southwest Water Co.	10
6	UniSource Energy Corp.	190
24	Westar Energy, Inc.	508
1	WGL Holdings, Inc.	33
		2,732
	Total common stocks
	(cost $90,041)	$90,671
EXCHANGE TRADED FUNDS - 1.0%
	Other Investment Pools and Funds - 1.0%
17	iShares Russell 2000 Value Index	$970
	Total exchange traded funds
	(cost $1,035)	$970

	Total long-term investments
	(cost $91,076)	$91,641

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 6.8%
	Investment Pools and Funds - 6.8%
872	Federated Investors Prime Obligations Fund		$872
5,702	State Street Bank Money Market Fund		5,702
			6,574
	Total short-term investments (cost $6,574)		$6,574

	Total investments (cost $97,650) ▲	101.6%	$98,215
	Other assets and liabilities	(1.6)%	(1,518)
	Total net assets	100.0%	$96,697

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.1% of total net assets at June 30, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $99,824 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,862
Unrealized Depreciation	(9,471)
Net Unrealized Depreciation	$(1,609)

•	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
03/2006 - 05/2006	11	Huttig Building Products, Inc.	$92

The aggregate value of these securities at June 30, 2010 was $14 which represents 0.01% of total net assets.

Futures Contracts Outstanding at June 30, 2010
				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	15	Long	Sep 2010	$(59)

*  The number of contracts does not omit 000's.

Cash of $80 was pledged as initial margin deposit for open futures contracts at June 30, 2010.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

9

Hartford SmallCap Value HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$90,671	$90,671	$–	$–
Exchange Traded Funds	970	970	–	–
Short-Term Investments	6,574	6,574	–	–
Total	$98,215	$98,215	$–	$–
Liabilities:
Futures *	59	59	–	–
Total	$59	$59	$–	$–

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

10

Hartford SmallCap Value HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $97,650)	$98,215
Cash	80	*
Receivables:
Investment securities sold	443
Fund shares sold	8
Dividends and interest	160
Variation margin	4
Other assets	2
Total assets	98,912
Liabilities:
Payables:
Investment securities purchased	418
Fund shares redeemed	1,741
Variation margin	11
Investment management fees	20
Distribution fees	1
Accrued expenses	24
Total liabilities	2,215
Net assets	$96,697
Summary of Net Assets:
Capital stock and paid-in-capital	$112,101
Accumulated undistributed net investment income	474
Accumulated net realized loss on investments	(16,384)
Unrealized appreciation of investments	506
Net assets	$96,697
Shares authorized	700,000
Par value	$0 .001
Class IA: Net asset value per share	$9 .40
Shares outstanding	8,902
Net assets	$83,674
Class IB: Net asset value per share	$9 .33
Shares outstanding	1,396
Net assets	$13,023

*   Cash of $80 is pledged as collateral for open futures contracts.
The accompanying notes are an integral part of these financial statements.

11

Hartford SmallCap Value HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$834
Interest	1
Less: Foreign tax withheld	—
Total investment income, net	835

Expenses:
Investment management fees	407
Distribution fees - Class IB	12
Custodian fees	8
Board of Directors' fees	2
Audit fees	3
Other expenses	41
Total expenses	473
Net investment income	362

Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments	4,688
Net realized loss on futures	(3)
Net Realized Gain on Investments and Other Financial Instruments	4,685

Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments:
Net unrealized depreciation of investments	(7,224)
Net unrealized depreciation of futures	(64)
Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments	(7,288)
Net Loss on Investments and Other Financial Instruments	(2,603)
Net Decrease in Net Assets Resulting from Operations	$(2,241)

The accompanying notes are an integral part of these financial statements.

12

Hartford SmallCap Value HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$362	$633
Net realized gain (loss) on investments and other financial instruments	4,685	(9,914)
Net unrealized appreciation (depreciation) of investments and other financial instruments	(7,288)	27,194
Net increase (decrease) in net assets resulting from operations	(2,241)	17,913
Distributions to Shareholders:
From net investment income
Class IA	—	(592)
Class IB	—	(39)
Total distributions	—	(631)
Capital Share Transactions:
Class IA
Sold	25,437	19,357
Issued on reinvestment of distributions	—	592
Redeemed	(15,646)	(18,990)
Total capital share transactions	9,791	959
Class IB
Sold	12,324	6,562
Issued on reinvestment of distributions	—	39
Redeemed	(3,959)	(5,151)
Total capital share transactions	8,365	1,450
Net increase from capital share transactions	18,156	2,409
Net increase in net assets	15,915	19,691
Net Assets:
Beginning of period	80,782	61,091
End of period	$96,697	$80,782
Accumulated undistributed (distribution in excess of) net investment income	$474	$112
Shares:
Class IA
Sold	2,500	2,520
Issued on reinvestment of distributions	—	66
Redeemed	(1,584)	(2,501)
Total share activity	916	85
Class IB
Sold	1,189	851
Issued on reinvestment of distributions	—	5
Redeemed	(401)	(643)
Total share activity	788	213

The accompanying notes are an integral part of these financial statements.

13

Hartford SmallCap Value HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford SmallCap Value HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford HLS Series Fund II, Inc. (the “Company”) is an open-end registered management investment companies comprised of five portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

14

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively. If a settlement price is not available, futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be valued at the mean of the closing bid and asked prices as of the Valuation Time.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

15

Hartford SmallCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

16

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

During the six-month period ended June 30, 2010, the Fund held no Level 3 securities, therefore no reconciliation of Level 3 securities is presented.

Refer to the Investment Valuation Hierarchy Level Summary found following the Schedule of Investments.

c)
Indexed Securities – The Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Fund may use these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in using conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there may be a limit to the potential appreciation of the investment. The Fund, as shown in the Schedule of Investments under Exchange Traded Funds, had investments in indexed securities as of June 30, 2010.

d)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

e)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid

17

Hartford SmallCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted securities as of June 30, 2010.

f)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

g)	Additional Derivative Instrument(s) Information

Derivative Instrument(s) as of June 30, 2010.

	Statement of Assets and Liabilities Location
Risk Exposure Category	Asset Derivatives	Liability Derivatives
Equity contracts		Summary of Net Assets - Unrealized	59
		depreciation

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2010.

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Equity contracts	$—	$—	$(3)	$—	$—	$(3)
Total	$—	$—	$(3)	$—	$—	$(3)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
					Forward
		Purchased			Currency
Risk Exposure Category	Written Options	Options	Futures		Contracts	Swaps	Total
Equity contracts	—	—	(64)		—	—	$(64)
Total	$—	$—	$(64	) $	—	$—	$(64)

h)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Futures and Options:

The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may invest in futures and options contracts in order to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract is an agreement between two parties to buy and sell an asset at a set price on a future date. When the Fund enters into such futures contracts, it is required to deposit with a futures commission merchant an amount of “initial margin” of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called variation margin, to and from the broker, are made on a daily basis as the price of the underlying asset fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund.

18

At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position, which would effectively terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

The use of futures contracts involves elements of market risk, which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contracts may decrease the effectiveness of the Fund’s strategy and potentially result in loss. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded through a clearing house. The clearing house requires sufficient collateral to cover margins. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2010.

An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The premium paid by the Fund for the purchase of a call or put option is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period.

The Fund may write (sell) covered options. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, which is recorded on the Fund’s Statement of Assets and Liabilities and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in the value of such options, which may exceed the related premiums received. The maximum amount of loss with respect to the Fund’s written put option is the cost of buying the underlying security or currency. The maximum loss may be offset by proceeds received from selling the underlying securities or currency. As of June 30, 2010, there were no outstanding option contracts.

4.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

19

Hartford SmallCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$631	$1,364
Long-Term Capital Gains*	—	198

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$114
Accumulated Capital and Other Losses*	(18,891)
Unrealized Appreciation†	5,614
Total Accumulated Deficit	$(13,163)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.

†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(97)
Accumulated Net Realized Gain (Loss) on Investments	97

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2016	$6,789
2017	11,359
Total	$18,148

As of December 31, 2009, the Fund elected to defer the following post October losses.

Amount
Long-Term Capital Gain	$743

20

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

5.	Expenses:

a)
Investment Management Agreements – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Kayne Anderson Rudnick Investment Management, LLC (“KAR”), Metropolitan West Capital Management, LLC (“MetWest Capital”) and SSgA Funds Management, Inc. (“SSgA FM”) for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate KAR, MetWest Capital and SSgA FM.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered during the six-month period ended June 30, 2010; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $50 million	0.9000%
On next $4.95 billion	0.8500%
On next $5 billion	0.8475%
Over $10 billion	0.8450%

b)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

c)
Fees Paid Indirectly – The Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, the Fund had no fee reductions.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	1.00%	1.05%	0.95%	0.96%	0.97%	0.92%
Class IB	1.25	1.30	1.20	1.21	1.22	1.17

d)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

21

Hartford SmallCap Value HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

e)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. These fees are accrued daily and paid monthly.

6.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$41,654
Sales Proceeds Excluding U.S. Government Obligations	27,475

7.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

8.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

9.	Subsequent Events:

Reorganization of the Fund with and into Hartford MidCap Value HLS Fund: On May 4, 2010, the Board of Directors of the Company approved on behalf of the Fund and the Board of Directors of Hartford Series Fund, Inc. approved on behalf of Hartford MidCap Value HLS Fund, a Form of Agreement and Plan of Reorganization that provides for the reorganization of the Fund into Hartford MidCap Value HLS Fund, a series of Hartford Series Fund, Inc. The reorganization did not require shareholder approval. The reorganization occured on July 30, 2010.

22

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23

Hartford SmallCap Value HLS Fund
Financial Highlights

- Selected Per-Share Date (A) -

	Net Asset			Net Realized						Net Increase
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			(Decrease) in	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	Net Asset	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$9.40	$0.04	$–	$(0.04)	$–	$–	$–	$–	$–	$–	$9.40
IB	9.34	0.01	–	(0.02)	(0.01)	–	–	–	–	(0.01)	9.33

For the Year Ended December 31, 2009
IA	7.37	0.07	–	2.03	2.10	(0.07)	–	–	(0.07)	2.03	9.40
IB	7.33	0.04	–	2.03	2.07	(0.06)	–	–	(0.06)	2.01	9.34

For the Year Ended December 31, 2008
IA	10.69	0.15	–	(3.27)	(3.12)	(0.12)	(0.08)	–	(0.20)	(3.32)	7.37
IB	10.66	0.05	–	(3.19)	(3.14)	(0.11)	(0.08)	–	(0.19)	(3.33)	7.33

For the Year Ended December 31, 2007
IA	12.99	0.18	–	(0.77)	(0.59)	(0.17)	(1.54)	–	(1.71)	(2.30)	10.69
IB	12.97	0.11	–	(0.73)	(0.62)	(0.15)	(1.54)	–	(1.69)	(2.31)	10.66

For the Year Ended December 31, 2006
IA	13.77	0.21	–	2.26	2.47	(0.20)	(3.05)	–	(3.25)	(0.78)	12.99
IB	13.74	0.17	–	2.27	2.44	(0.16)	(3.05)	–	(3.21)	(0.77)	12.97

For the Year Ended December 31, 2005
IA	16.61	0.15	–	1.08	1.23	(0.23)	(3.84)	–	(4.07)	(2.84)	13.77
IB	16.59	0.16	–	1.02	1.18	(0.19)	(3.84)	–	(4.03)	(2.85)	13.74
(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.

24

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Turnover Rate(D)

(0.06	)%(E)	$83,674	1.00	%(F)	1.00	%(F)	0.82	%(F)	31%
(0.13	)(E)	13,023	1.25	(F)	1.25	(F)	0.57	(F)	–

28.72		75,105	1.05		1.05		0.97		56
28.28		5,677	1.30		1.30		0.72		–

(29.36)		58,193	0.95		0.95		1.65		54
(29.57)		2,898	1.20		1.20		1.90		–

(4.44)		81,895	0.96		0.96		1.27		51
(4.67)		240	1.21		1.21		1.08		–

18.31		102,233	0.99		0.99		1.35		166
18.02		171	1.24		1.24		1.07		–

8.11		103,350	0.92		0.92		0.94		49
7.83		146	1.17		1.17		0.71		–

25

Hartford SmallCap Value HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

26

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

27

Hartford SmallCap Value HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford SmallCap Value HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$999.43	$4.96	$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class IB	$1,000.00	$998.71	$6.19	$1,000.00	$1,018.60	$6.26	1.25%	181	365

29

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford HLS Series Fund II, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc. “The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford HLS Series Fund II, Inc. inception dates range from 1987 to date. Hartford HLS Series Fund II, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford HLS Series Fund II, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. he prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-SCV10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford Small/Mid Cap Equity HLS Fund

Hartford Small/Mid Cap Equity HLS Fund
(formerly known as Hartford MidCap Growth HLS Fund)

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford Small/Mid Cap Equity HLS Fund inception 05/01/1998
(formerly known as Hartford Midcap Growth HLS Fund)
(subadvised by Hartford Investment Management Company)

Investment objective – Seeks long-term growth of capital.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. This is a subset of the Russell 3000 Index and includes approximately 2500 of the smallest securities  based on a combination of their market cap and current index membership.

Russell MidCap Growth Index is an unmanaged index measuring the  performance of the mid-cap growth segment of the U.S. equity universe.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower..

Average Annual Returns(2) (as of 6/30/10)

	6	1	5	10
	Month†	Year	Year	Year
Small/Mid Cap Equity IA	-2.59%	22.11%	0.56%	2.29%
Small/Mid Cap Equity IB	-2.71%	21.80%	0.32%	2.04%
Russell 2500 Index	-1.69%	24.03%	0.98%	4.15%
Russell MidCap Growth Index	-3.31%	21.30%	1.37%	-1.99%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2)
Class IB shares commenced on March 31, 2008. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Managers
Hugh Whelan, CFA	Paul Bukowski, CFA	Kurt Cubbage, CFA
Managing Director	Senior Vice President	Vice President

How did the Fund perform?

The Class IA shares of the Hartford Small/Mid Cap Equity HLS Fund returned -2.59% for the six-month period ended June 30, 2010, outperforming the Russell MidCap Growth Index, which returned -3.31% and underperforming the Russell 2500 Index, which returned -1.69% and the Lipper Mid-Cap Core VP-UF Funds category, a group of funds with investment strategies similar to those of the Fund, which returned -1.89%.

Why did the Fund perform this way?

The Fund began the period as the Hartford MidCap Growth HLS Fund benchmarked against the Russell Mid Cap Growth Index. From the beginning of January to the end of February, this Fund outperformed its benchmark based on stock selection. On March 1, 2010, the Fund revised its investment strategy and was renamed the Hartford Small/Mid Cap Equity HLS Fund. Since adopting its revised strategy, the Fund has underperformed its new benchmark (the Russell 2500 Index) due primarily to an underweight (i.e. the Fund’s sector position was less than the benchmark position) in the Financials sector.

Among the largest detractors to relative (i.e. performance of the Fund as measured against the benchmark) performance were overweights (i.e. the Fund’s sector position was greater than the benchmark position) to ATC Technology (Industrials) and Albany Molecular Research (Health Care). Both companies dropped in price after announcing that revenue and earnings guidance would come in below analyst expectations.

2

Among the largest contributors to relative performance were overweights to Sybase (Information Technology) and Odyssey HealthCare (Health Care). Both Sybase and Odyssey HealthCare increased in price after tender offers were made to acquire them – SAP for Sybase and Gentiva Health Services for Odyssey HealthCare.

What is your outlook?

The first quarter of 2010 saw a return of strategies that typically outperform in the initial stages of a recovery. This includes strategies such as stocks with no earnings, low profitability, high beta, and low S&P ratings. It also includes distressed stock strategies as represented by extremely low price or price to book multiples.

However, after the equity markets rose approximately 40% (S&P 500 Index) from March 2009, we find it difficult to categorize the most recent quarter (the end of this reporting period) as being the initial stages of a recovery. At the end of 2009, we saw the rally and its primary drivers slowing, and we believed that we had reached an inflection point in investor sentiment and that investors would begin to recognize that for a sustainable recovery, company fundamentals matter.

The risk was that the cost of capital and credit spreads would continue to decline. If that happened, strong fundamentals would matter less and investors would be more inclined to continue taking on additional risk. This ‘risk’ appears to be exactly what happened. Despite this set back, we remain confident in our investment strategy. We believe that companies with strong growth and valuation fundamentals, particularly cash flows fundamentals, will outperform as we transition from recovery to expansion. Indeed, we have begun to see this in May and June of 2010. However, we are aware that the risk to this strategy remains the same.

Our team invests in companies that we believe have compelling stock characteristics versus the Russell 2500 Index. The team’s systematic approach weighs more than 80 fundamental characteristics across four broad categories, including business behavior, management behavior, valuation and investor behavior. This analysis is used to build a broadly diversified portfolio of companies, with sector weightings determined largely by the attractiveness of specific stocks within the Fund’s investment universe. We believe this approach will yield attractive risk-adjusted returns relative to the Russell 2500 Index over the long term.

Diversification by Industry
as of June 30, 2010

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	2.0%
Banks (Financials)	4.1
Capital Goods (Industrials)	8.2
Commercial & Professional Services (Industrials)	4.1
Consumer Durables & Apparel (Consumer Discretionary)	2.4
Consumer Services (Consumer Discretionary)	3.3
Diversified Financials (Financials)	3.5
Energy (Energy)	6.9
Food & Staples Retailing (Consumer Staples)	0.6
Food, Beverage & Tobacco (Consumer Staples)	2.1
Health Care Equipment & Services (Health Care)	6.1
Household & Personal Products (Consumer Staples)	0.8
Insurance (Financials)	4.2
Materials (Materials)	6.9
Media (Consumer Discretionary)	1.6
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	5.0
Real Estate (Financials)	6.0
Retailing (Consumer Discretionary)	4.5
Semiconductors & Semiconductor Equipment (Information Technology)	2.8
Software & Services (Information Technology)	7.2
Technology Hardware & Equipment (Information Technology)	3.8
Telecommunication Services (Services)	1.9
Transportation (Industrials)	2.8
Utilities (Utilities)	7.1
Short-Term Investments	1.4
Other Assets and Liabilities	0.7
Total	100.0%

3

Hartford Small/Mid Cap Equity HLS Fund (formerly known as Hartford MidCap Growth HLS Fund)
Schedule of Investments June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9%
	Automobiles & Components - 2.0%
9	Autoliv, Inc. ●	$445
12	BorgWarner, Inc. ●	441
22	Dana Holding Corp. ●	216
11	Dorman Products, Inc. ●	217
10	Fuel Systems Solutions, Inc. ●	250
8	Hawk Corp. ●	205
7	Lear Corp. ●	449
21	TRW Automotive Holdings Corp. ●	573
		2,796
	Banks - 4.1%
7	Bank of Hawaii Corp.	324
7	BOK Financial Corp.	343
8	Commerce Bankshares, Inc.	291
6	Cullen/Frost Bankers, Inc.	283
18	East West Bancorp, Inc.	276
22	Essa Bancorp, Inc.	268
1	First Citizens Bancshares Class A	238
4	First Financial Bankshares, Inc.	209
18	First Horizon National Corp. ●	208
7	First Long Island Corp.	182
69	Huntington Bancshares, Inc.	380
4	Iberiabank Corp.	188
29	Marshall & Ilsley Corp.	205
3	Park National Corp.	202
8	Prosperity Bancshares, Inc.	274
12	Republic Bancorp, Inc.	260
8	SCBT Financial Corp.	288
14	Southside Bancshares, Inc.	280
5	SVB Financial Group ●	195
14	TCF Financial Corp.	234
20	TFS Financial Corp.	251
16	Zion Bancorp	341
		5,720
	Capital Goods - 8.2%
6	A.O. Smith Corp.	279
12	AAR Corp. ●	208
11	Aecom Technology Corp. ●	251
9	AGCO Corp. ●	235
11	Alamo Group, Inc.	245
3	Alliant Techsystems, Inc. ●	202
8	AMETEK, Inc.	306
32	Apogee Enterprises	348
11	Armstrong World Industries, Inc. ●	317
11	CNH Global N.V.	241
11	Crane Co.	341
9	Cubic Corp.	328
7	Curtis-Wright Corp.	216
13	DigitalGlobe, Inc. ●	336
19	Dynamic Materials Corp.	300
12	EMCOR Group, Inc. ●	283
5	Esterline Technologies Corp. ●	219
8	Fluor Corp.	360
8	GATX Corp.	205
12	GeoEye, Inc. ●	387
10	Harsco Corp.	233
8	Jacobs Engineering Group, Inc. ●	284
27	KBR, Inc.	549
12	L.B. Foster Co. Class A ●	300
5	L-3 Communications Holdings, Inc.	378
21	Manitowoc Co., Inc.	194
15	Miller Industries, Inc.	196
3	Nacco Industries, Inc. Class A	241
26	Owens Corning, Inc. ●	763
11	Pall Corp.	368
9	Powell Industries, Inc. ●	252
7	Shaw Group, Inc. ●	223
6	Snap-On, Inc.	237
22	Sterling Construction Co., Inc. ●	287
20	Thermadyne Holdings Corp. ●	219
9	Timken Co.	224
6	Toro Co.	306
5	TransDigm Group, Inc.	265
19	Tutor Perini Corp. ●	305
3	Valmont Industries, Inc.	219
		11,650
	Commercial & Professional Services - 4.1%
13	ABM Industries, Inc.	269
46	ACCO Brands Corp. ●	229
9	Administaff, Inc.	229
19	ATC Technology Corp. ●	307
10	Brink's Co.	191
37	CBIZ, Inc. ●	233
80	EnergySolutions, Inc.	410
9	Equifax, Inc. ●	238
8	IHS, Inc. ●	452
16	Kelly Services, Inc. ●	240
10	Manpower, Inc.	413
12	McGrath RentCorp	274
55	Metalico, Inc. ●	218
8	Republic Services, Inc.	241
16	Robert Half International, Inc.	379
13	School Specialty, Inc. ●	227
44	SFN Group, Inc. ●	240
22	Standard Parking Corp. ●	346
20	Team, Inc. ●	267
9	VSE Corp.	280
		5,683
	Consumer Durables & Apparel - 2.4%
11	American Greetings Corp. Class A	212
73	Beazer Homes USA, Inc. ●	263
8	Fossil, Inc. ●	285
7	Garmin Ltd.	190
14	Jones Apparel Group, Inc.	229
12	Lacrosse Footwear, Inc.	210
18	Leggett & Platt, Inc.	363
18	Newell Rubbermaid, Inc.	265
11	Oxford Industries, Inc.	232
12	Perry Ellis International ●	240
6	Polaris Industries, Inc.	339
100	Quiksilver, Inc. ●	371
14	Sturm Ruger & Co., Inc.	194
		3,393
	Consumer Services - 3.3%
7	Apollo Group, Inc. Class A ●	297
6	Carrols Restaurant Group, Inc. ●	29
11	Cheesecake Factory, Inc. ●	243
3	Chipotle Mexican Grill, Inc. ●	369
7	Cracker Barrel Old Country Store, Inc.	329

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Consumer Services - 3.3% - (continued)
5	Darden Restaurants, Inc.	$186
9	DeVry, Inc.	478
29	Domino's Pizza, Inc. ●	326
17	International Game Technology	259
4	ITT Educational Services, Inc. ●	349
28	McCormick & Schmick's Seafood ●	212
5	P.F. Chang's China Bistro, Inc.	178
3	Panera Bread Co. Class A ●	226
8	Papa John's International, Inc. ●	189
15	Regis Corp.	238
21	Ruby Tuesday, Inc. ●	176
50	Ruth's Hospitality Group, Inc. ●	210
1	Strayer Education, Inc.	291
		4,585
	Diversified Financials - 3.5%
23	Apollo Investment Corp.	214
12	Arlington Asset Investment Corp.	226
48	BGC Partners, Inc.	246
20	Blackrock Kelso Capital Corp.	193
7	Cash America International, Inc.	247
13	Eaton Vance Corp.	367
10	Evercore Partners, Inc.	231
12	Ezcorp, Inc. ●	228
13	First Cash Financial Services, Inc. ●	277
3	Greenhill & Co., Inc.	183
10	Jefferies Group, Inc.	204
44	JMP Group, Inc.	273
22	MarketAxess Holdings, Inc.	307
10	PHH Corp. ●	190
24	Prospect Capital Corp.	233
13	Raymond James Financial, Inc.	316
15	SEI Investments Co.	299
31	TICC Capital Corp.	258
32	TradeStation Group, Inc. ●	217
9	Waddell and Reed Financial, Inc. Class A	199
		4,908
	Energy - 6.9%
20	Alpha Natural Resources, Inc. ●	680
23	Arch Coal, Inc.	460
10	Atwood Oceanics, Inc. ●	245
44	Cal Dive International, Inc. ●	259
58	Callon Petroleum Corp. ●	365
9	Cameron International Corp. ●	284
3	Cimarex Energy Co.	200
21	Cloud Peak Energy, Inc. ●	277
5	Concho Resources, Inc. ●	299
3	Core Laboratories N.V.	492
7	Diamond Offshore Drilling, Inc.	417
7	Dresser-Rand Group, Inc. ●	230
18	El Paso Corp.	195
8	Exterran Holdings, Inc. ●	201
5	FMC Technologies, Inc. ●	258
25	Green Plains Renewable Energy ●	252
6	Helmerich & Payne, Inc.	226
55	International Coal Group, Inc. ●	210
8	Massey Energy Co.	227
6	Murphy Oil Corp.	282
11	Nabors Industries Ltd. ●	197
12	Natural Gas Services Group ●	176
5	Noble Energy, Inc.	326
8	Oceaneering International, Inc. ●	341
6	Oil States International, Inc. ●	250
8	Peabody Energy Corp.	309
9	Southern Union Co.	203
16	Spectra Energy Corp.	325
24	TETRA Technologies, Inc. ●	217
42	Vaalco Energy, Inc.	237
28	W&T Offshore, Inc.	263
6	Whiting Petroleum Corp. ●	458
10	World Fuel Services Corp.	270
		9,631
	Food & Staples Retailing - 0.6%
6	BJ's Wholesale Club, Inc. ●	237
17	Safeway, Inc.	342
25	Supervalu, Inc.	271
		850
	Food, Beverage & Tobacco - 2.1%
81	Alliance One International, Inc. ●	288
52	Darling International, Inc. ●	393
20	Del Monte Foods Co.	284
4	Lancaster Colony Corp.	204
4	Lorillard, Inc.	259
7	National Beverage Co.	80
4	Ralcorp Holdings, Inc. ●	197
21	Sara Lee Corp.	303
11	Seneca Foods Corp. ●	363
6	Universal Corp.	230
12	Vector Group Ltd.	204
		2,805
	Health Care Equipment & Services - 6.1%
21	Align Technology, Inc. ●	309
8	Almost Family, Inc. ●	273
6	Amedisys, Inc. ●	270
23	America Service Group, Inc.	391
9	Beckman Coulter, Inc.	525
8	Catalyst Health Solutions ●	266
11	Centene Corp. ●	228
9	Community Health Systems, Inc. ●	308
5	DaVita, Inc. ●	306
4	Emergency Medical Services ●	211
10	Gentiva Health Services, Inc. ●	271
12	Health Net, Inc. ●	285
44	Hologic, Inc. ●	606
4	Humana, Inc. ●	201
12	Immucor, Inc. ●	224
11	Invacare Corp.	238
7	LifePoint Hospitals, Inc. ●	219
7	Molina Healthcare, Inc. ●	192
5	National Healthcare Corp.	189
9	NuVasive, Inc. ●	313
10	Omnicare, Inc.	245
7	Owens & Minor, Inc.	193
11	Patterson Cos., Inc.	325
15	PharMerica Corp. ●	221
12	PSS World Medical, Inc. ●	252
6	Resmed, Inc. ●	359
31	Sun Healthcare Group, Inc. ●	251
6	Thoratec Corp. ●	273

The accompanying notes are an integral part of these financial statements.

5

Hartford Small/Mid Cap Equity HLS Fund (formerly known as Hartford MidCap Growth HLS Fund)
Schedule of Investments – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Health Care Equipment & Services - 6.1% - (continued)
6	Universal Health Services, Inc. Class B	$240
10	Volcano Corp. ●	220
11	Wright Medical Group, Inc. ●	190
		8,594
	Household & Personal Products - 0.8%
5	Church & Dwight Co., Inc.	313
4	Energizer Holdings, Inc. ●	223
5	Herbalife Ltd.	226
8	NBTY, Inc. ●	258
8	Spectrum Brands Holdings, Inc. ●	201
		1,221
	Insurance - 4.2%
6	Allied World Assurance Holdings Ltd.	270
13	American Financial Group, Inc.	357
3	American National Insurance Co.	229
10	American Physicians Service Group	240
6	Arch Capital Group Ltd. ●	477
10	Aspen Insurance Holdings Ltd.	250
19	Axis Capital Holdings Ltd.	562
5	Endurance Specialty Holdings Ltd.	192
17	First American Financial	218
21	First Mercury Financial Corp.	227
26	Flagstone Reinsurance Holdings	278
20	Hallmark Financial Services, Inc. ●	199
9	HCC Insurance Holdings, Inc.	232
21	Meadowbrook Insurance Group, Inc.	185
3	PartnerRe Ltd.	235
9	Primerica, Inc. ●	200
13	Reinsurance Group of America, Inc.	590
13	Selective Insurance Group	193
6	Transatlantic Holdings, Inc.	307
9	United Fire & Casualty	185
11	Validus Holdings Ltd.	267
		5,893
	Materials - 6.9%
10	A. Schulman, Inc.	195
8	AEP Industries, Inc. ●	202
7	Airgas, Inc.	411
9	Albemarle Corp.	357
28	American Vanguard	224
5	AptarGroup, Inc.	198
7	Ashland, Inc.	339
12	Ball Corp.	650
70	Boise, Inc. ●	383
6	Carpenter Technology Corp.	181
7	Clearwater Paper Corp. ●	391
14	Commercial Metals Co.	184
27	Crown Holdings, Inc. ●	681
7	Cytec Industries, Inc.	264
2	Hawkins, Inc.	37
6	Haynes International, Inc.	176
9	International Flavors & Fragrances, Inc.	399
10	International Paper Co.	231
11	Koppers Holdings, Inc.	244
24	Metals USA Holdings Corp. ●	363
5	Minerals Technologies, Inc.	223
12	Olympic Steel, Inc.	273
3	PPG Industries, Inc.	187
9	Reliance Steel & Aluminum	325
5	Schnitzer Steel Industries, Inc.	192
12	Sealed Air Corp.	241
8	Sensient Technologies Corp.	195
3	Sherwin-Williams Co.	194
5	Sigma-Aldrich Corp.	267
13	Sonoco Products Co.	384
11	Titanium Metals Corp. ●	188
12	Walter Energy, Inc.	706
14	Worthington Industries, Inc.	177
		9,662
	Media - 1.6%
9	Arbitron, Inc.	236
31	E.W. Scripps Co. ●	227
34	Gannett Co., Inc.	460
62	Interpublic Group of Cos., Inc. ●	440
10	McGraw-Hill Cos., Inc.	292
8	Scholastic Corp.	185
12	Valassis Communications, Inc. ●	365
		2,205
	Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
15	Alexion Pharmaceuticals, Inc. ●	752
49	Caliper Life Sciences, Inc. ●	210
79	Cambrex Corp. ●	250
9	Cephalon, Inc. ●	499
13	Cepheid, Inc. ●	203
9	Charles River Laboratories International, Inc. ●	315
6	Covance, Inc. ●	314
11	Cubist Pharmaceuticals, Inc. ●	223
12	Endo Pharmaceuticals Holdings, Inc. ●	271
9	Forest Laboratories, Inc. ●	255
10	Human Genome Sciences, Inc. ●	217
23	Incyte Corp. ●	260
38	King Pharmaceuticals, Inc. ●	285
9	Life Technologies Corp. ●	444
10	Medicis Pharmaceutical Corp. Class A	208
2	Millipore Corp. ●	245
15	Mylan, Inc. ●	252
18	Myriad Genetics, Inc. ●	275
9	Onyx Pharmaceuticals, Inc. ●	190
14	PerkinElmer, Inc.	283
9	Synta Pharmaceuticals Corp. ●	25
5	Valeant Pharmaceuticals International ●	282
21	ViroPharma, Inc. ●	236
11	Warner Chilcott plc ●	254
5	Watson Pharmaceuticals, Inc. ●	215
		6,963
	Real Estate - 6.0%
10	Agree Realty Corp.	222
4	Alexandria Real Estate Equities, Inc.	233
12	AMB Property Corp.	275
30	Anworth Mortgage Asset Corp.	213
5	BRE Properties	199
5	Camden Property Trust	196
22	CB Richard Ellis Group, Inc. Class A ●	302
9	Digital Realty Trust, Inc.	525
26	Douglas Emmett, Inc.	363
5	Equity Lifestyle Properties, Inc.	221
2	Essex Property Trust, Inc.	205

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Real Estate - 6.0% - (continued)
5	Federal Realty Investment Trust	$330
16	Forest City Enterprises, Inc. Class A ●	177
41	Glimcher Realty Trust	243
14	Government Properties Income Trust	361
13	Health Care, Inc.	535
47	HRPT Properties Trust ●	291
28	Investors Real Estate Trust	243
13	Macerich Co.	498
26	MFA Mortgage Investments, Inc.	195
29	Monmouth Real Estate Investment Corp. Class A	216
9	Nationwide Health Properties, Inc.	332
12	Omega Healthcare Investors	244
4	PS Business Parks, Inc.	230
17	Rayonier, Inc.	770
12	Redwood Trust, Inc.	183
6	SL Green Realty Corp.	335
9	Sun Communities, Inc.	243
		8,380
	Retailing - 4.5%
4	Advance Automotive Parts, Inc.	191
10	Aeropostale, Inc. ●	272
18	American Eagle Outfitters, Inc.	216
6	Bed Bath & Beyond, Inc. ●	228
7	Big Lots, Inc. ●	238
20	CarMax, Inc. ●	407
16	Cato Corp.	349
8	Core-Mark Holding Co., Inc. ●	226
12	Dress Barn, Inc. ●	279
9	DSW, Inc. ●	201
12	Expedia, Inc.	231
7	Family Dollar Stores, Inc.	256
18	GameStop Corp. Class A ●	346
6	Gymboree Corp. ●	248
11	Limited Brands, Inc.	236
10	Macy's, Inc.	184
17	PetSmart, Inc.	517
7	Ross Stores, Inc.	389
22	Stage Stores, Inc.	230
16	The Finish Line, Inc.	223
7	Tiffany & Co.	270
50	Wet Seal, Inc. Class A ●	183
10	Williams-Sonoma, Inc.	248
		6,168
	Semiconductors & Semiconductor Equipment - 2.8%
26	Advanced Micro Devices, Inc. ●	191
8	Altera Corp.	191
7	Analog Devices, Inc.	203
58	Atmel Corp. ●	279
17	ATMI, Inc. ●	252
45	AXT, Inc. ●	204
47	GT Solar International, Inc. ●	264
56	Lattice Semiconductor Corp. ●	242
8	Linear Technology Corp.	211
51	LSI Corp. ●	234
20	Micrel, Inc.	200
21	Micron Technology, Inc. ●	180
65	Photronics, Inc. ●	293
64	PLX Technology, Inc. ●	268
31	PMC - Sierra, Inc. ●	234
66	RF Micro Devices, Inc. ●	258
12	Skyworks Solutions, Inc. ●	206
		3,910
	Software & Services - 7.2%
8	Amdocs Ltd. ●	213
7	Ansys, Inc. ●	298
11	Blackbaud, Inc.	233
43	Cadence Design Systems, Inc. ●	252
96	CIBER, Inc. ●	265
10	Commvault Systems, Inc. ●	225
18	CSG Systems International, Inc. ●	326
34	Deltek, Inc. ●	283
17	EPIQ Systems, Inc. ●	223
3	Factset Research Systems, Inc.	214
12	Global Payments, Inc.	435
5	Hewitt Associates, Inc. ●	186
48	Internap Network Services Corp. ●	199
10	Intuit, Inc. ●	344
10	j2 Global Communications, Inc. ●	223
9	Jack Henry & Associates, Inc.	219
35	Local.com Corp. ●	238
8	Logmein, Inc. ●	214
81	Magma Design Automation, Inc. ●	231
11	Manhattan Associates, Inc. ●	298
4	MAXIMUS, Inc.	230
10	McAfee, Inc. ●	295
9	Micros Systems ●	276
35	ModusLink Global Solutions, Inc. ●	208
14	Neustar, Inc. ●	287
13	Nuance Communications, Inc. ●	191
33	Online Resources Corp. ●	138
14	Quest Software, Inc. ●	258
12	Red Hat, Inc. ●	361
43	Saba Software, Inc. ●	221
27	SonicWALL, Inc. ●	312
3	Sybase, Inc. ●	219
8	Taleo Corp. Class A ●	199
27	Total System Services, Inc.	364
19	Travelzoo, Inc. ●	240
50	United Online, Inc.	289
11	VeriSign, Inc. ●	282
12	Websense, Inc. ●	223
111	Zix Corp. ●	252
		9,964
	Technology Hardware & Equipment - 3.8%
8	Amphenol Corp. Class A	295
22	Arris Group, Inc. ●	219
9	Avnet, Inc. ●	212
16	AVX Corp.	206
9	Black Box Corp.	242
11	Blue Coat Systems, Inc. ●	215
49	Brocade Communications Systems, Inc. ●	254
6	Coherent, Inc. ●	217
15	Echostar Corp. ●	291
15	Electro Rent Corp.	196
92	Extreme Networks, Inc. ●	247
24	FLIR Systems, Inc. ●	689

The accompanying notes are an integral part of these financial statements.

7

Hartford Small/Mid Cap Equity HLS Fund (formerly known as Hartford MidCap Growth HLS Fund)
Schedule of Investments – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Technology Hardware & Equipment - 3.8% - (continued)
6	Lexmark International, Inc. ADR ●	$211
15	Molex, Inc.	266
36	Palm, Inc. ●	206
14	QLogic Corp. ●	239
10	Riverbed Technology, Inc. ●	269
8	Stratasys, Inc. ●	202
105	Technitrol, Inc.	332
29	Tellabs, Inc.	186
6	Western Digital Corp. ●	191
		5,385
	Telecommunication Services - 1.9%
6	AboveNet, Inc. ●	272
79	Cincinnati Bell, Inc. ●	236
9	Crown Castle International Corp. ●	347
28	Premiere Global Services, Inc. ●	175
60	Qwest Communications International, Inc.	315
21	SBA Communications Corp. ●	707
22	USA Mobility, Inc.	288
21	Windstream Corp.	217
		2,557
	Transportation - 2.8%
10	Alexander & Baldwin, Inc.	296
5	C.H. Robinson Worldwide, Inc.	259
15	Celadon Group, Inc. ●	207
21	Dynamex, Inc. ●	261
7	Forward Air Corp.	190
16	Heartland Express, Inc.	234
6	Hub Group, Inc. ●	171
18	J.B. Hunt Transport Services, Inc.	598
7	Kansas City Southern ●	272
9	Knight Transportation, Inc.	190
8	Landstar System, Inc.	308
14	Park-Ohio Holdings Corp. ●	207
38	Pinnacle Airlines Corp. ●	206
6	Ryder System, Inc.	253
18	UTI Worldwide, Inc.	224
		3,876
	Utilities - 7.1%
68	AES Corp. ●	625
8	AGL Resources, Inc.	276
12	Alliant Energy Corp.	378
10	American Water Works Co., Inc.	196
9	Atmos Energy Corp.	230
44	CenterPoint Energy, Inc.	579
33	CMS Energy Corp.	486
12	DPL, Inc.	287
6	Edison International	181
11	El Paso Electric Co. ●	215
9	Energen Corp.	392
10	FirstEnergy Corp.	357
5	Integrys Energy Group, Inc.	227
3	ITC Holdings Corp.	184
7	Laclede Group, Inc.	220
31	MDU Resources Group, Inc.	556
17	N.V. Energy, Inc.	197
11	National Fuel Gas Co.	514
12	Northeast Utilities	313
15	NRG Energy, Inc. ●	308
9	Nstar Co.	319
5	OGE Energy Corp.	197
15	Oneok, Inc.	644
20	Pepco Holdings, Inc.	313
11	Pinnacle West Capital Corp.	414
13	PPL Corp.	322
10	SCANA Corp.	368
14	TECO Energy, Inc.	213
9	Vectren Corp.	209
7	WGL Holdings, Inc.	231
		9,951
	Total common stocks
	(cost $145,342)	$136,750

	Total long-term investments
	(cost $145,342)	$136,750

SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 1.1%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 07/01/2010 in the
	amount of $640, collateralized by U.S.
	Treasury Bond 6.25%, 2030, U.S. Treasury
	Note 1.00%, 2011, value of $656)
$640	0.01%, 6/30/2010	$640
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	07/01/2010 in the amount of $259,
	collateralized by U.S. Treasury Bill 0.88%,
	2011, value of $264)
259	0.01%, 6/30/2010	259
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	07/01/2010 in the amount of $589,
	collateralized by U.S. Treasury Note 2.13%,
	2015, value of $601)
589	0.04%, 6/30/2010	589
		1,488
	U.S. Treasury Bills - 0.3%
500	0.15%, 7/15/2010□○	500

	Total short-term investments
	(cost $1,988)	$1,988

Total investments
(cost $147,330) ▲	99.3%	$138,738
Other assets and liabilities	0.7%	1,035
Total net assets	100.0%	$139,773

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.5% of total net assets at June 30, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The accompanying notes are an integral part of these financial statements.

8

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $148,813 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,212
Unrealized Depreciation	(11,287)
Net Unrealized Depreciation	$(10,075)

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at June 30, 2010

Futures Contracts Outstanding at June 30, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	15	Long	Sep 2010	$(49)
S&P Mid 400 Mini	18	Long	Sep 2010	(57)
				$(106)

* The number of contracts does not omit 000's.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

9

Hartford Small/Mid Cap Equity HLS Fund (formerly known as Hartford MidCap Growth HLS Fund)
Investment Valuation Hierarchy Level Summary June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$136,750	$136,750	$–	$–
Short-Term Investments	1,988	–	1,988	–
Total	$138,738	$136,750	$1,988	$–
Liabilities:
Futures *	106	106	–	–
Total	$106	$106	$–	$–

♦	For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

10

Hartford Small/Mid Cap Equity HLS Fund (formerly known as Hartford MidCap Growth HLS Fund)
Statement of Assets and Liabilities June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $147,330)	$138,738
Cash	346
Receivables:
Investment securities sold	16,724
Fund shares sold	451
Dividends and interest	151
Variation margin	4
Other assets	7
Total assets	156,421
Liabilities:
Payables:
Investment securities purchased	16,427
Fund shares redeemed	166
Variation margin	19
Investment management fees	25
Distribution fees	2
Accrued expenses	9
Total liabilities	16,648
Net assets	$139,773
Summary of Net Assets:
Capital stock and paid-in-capital	$143,912
Accumulated undistributed net investment income	320
Accumulated net realized gain on investments	4,239
Unrealized depreciation of investments	(8,698)
Net assets	$139,773
Shares authorized	800,000
Par value	$0.001
Class IA: Net asset value per share	$7.67
Shares outstanding	14,289
Net assets	$109,635
Class IB: Net asset value per share	$7.65
Shares outstanding	3,941
Net assets	$30,138

The accompanying notes are an integral part of these financial statements.

11

Hartford Small/Mid Cap Equity HLS Fund (formerly known as Hartford MidCap Growth HLS Fund)
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$969
Interest	2
Total investment income, net	971

Expenses:
Investment management fees	583
Distribution fees - Class IB	36
Custodian fees	8
Board of Directors' fees	2
Audit fees	3
Other expenses	27
Total expenses	659
Net investment income	312

Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments	17,913
Net realized gain on futures	119
Net Realized Gain on Investments and Other Financial Instruments	18,032

Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments:
Net unrealized depreciation of investments	(23,886)
Net unrealized depreciation of futures	(229)
Net Changes in Unrealized Depreciation of Investments and Other Financial Instruments	(24,115)
Net Loss on Investments and Other Financial Instruments	(6,083)
Net Decrease in Net Assets Resulting from Operations	$(5,771)

The accompanying notes are an integral part of these financial statements.

12

Hartford Small/Mid Cap Equity HLS Fund (formerly known as Hartford MidCap Growth HLS Fund)
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$312	$338
Net realized gain on investments and other financial instruments	18,032	6,529
Net unrealized appreciation (depreciation) of investments and other financial instruments	(24,115)	27,488
Net increase (decrease) in net assets resulting from operations	(5,771)	34,355
Distributions to Shareholders:
From net investment income
Class IA	—	(297)
Class IB	—	(33)
Total distributions	—	(330)
Capital Share Transactions:
Class IA
Sold	32,979	70,074
Issued on reinvestment of distributions	—	297
Redeemed	(33,371)	(21,977)
Total capital share transactions	(392)	48,394
Class IB
Sold	14,693	20,398
Issued on reinvestment of distributions	—	33
Redeemed	(8,202)	(10,554)
Total capital share transactions	6,491	9,877
Net increase from capital share transactions	6,099	58,271
Net increase in net assets	328	92,296
Net Assets:
Beginning of period	139,445	47,149
End of period	$139,773	$139,445
Accumulated undistributed (distribution in excess of) net investment income	$320	$8
Shares:
Class IA
Sold	3,939	10,698
Issued on reinvestment of distributions	—	38
Redeemed	(4,157)	(3,427)
Total share activity	(218)	7,309
Class IB
Sold	1,744	3,214
Issued on reinvestment of distributions	—	4
Redeemed	(1,006)	(1,646)
Total share activity	738	1,572

The accompanying notes are an integral part of these financial statements.

13

Hartford Small/Mid Cap Equity HLS Fund (formerly known as Hartford MidCap Growth HLS Fund)
Notes to Financial Statements June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford Small/Mid Cap Equity HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford HLS Series Fund II, Inc. (the “Company”) is an open-end registered management investment companies comprised of five portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m.  Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”)) after the close of the foreign markets but before the Valuation Time. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no

14

assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that mature in 60 days or less are generally valued at amortized cost, which approximates market value.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively. If a settlement price is not available, futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be valued at the mean of the closing bid and asked prices as of the Valuation Time.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

15

Hartford Small/Mid Cap Equity HLS Fund (formerly known as Hartford MidCap Growth HLS Fund)
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

Foreign Currency – Based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – Valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable

16

securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

During the six-month period ended June 30, 2010, the Fund held no Level 3 securities, therefore no reconciliation of Level 3 securities is presented.

Refer to the Investment Valuation Hierarchy Level Summary found following the Schedule of Investments.

c)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management Company (“Hartford Investment Management”), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

d)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

e)
Indexed Securities – The Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Fund may use these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in using conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there may be a limit to the potential appreciation of the investment. The Fund had no investments in indexed securities as of June 30, 2010.

f)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses,

17

Hartford Small/Mid Cap Equity HLS Fund (formerly known as Hartford MidCap Growth HLS Fund)
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

g)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

h)	Additional Derivative Instrument(s) Information

Derivative Instrument(s) as of June 30, 2010.

	Statement of Assets and Liabilities Location
Risk Exposure Category	Asset Derivatives	Liability Derivatives
Equity contracts		Summary of Net Assets - Unrealized depreciation	$106

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2010.

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Equity contracts	$—	$—	$119	$—	$—	$119
Total	$—	$—	$119	$—	$—	$119

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Equity contracts	—	—	(229)	—	—	$(229)
Total	$—	$—	$(229)	$—	$—	$(229)

i)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Futures and Options:

The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may invest in futures and options contracts in order to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract is an agreement between two parties to buy and sell an asset at a set price on a future date. When the Fund enters into such futures contracts, it is required to deposit with a futures commission merchant an amount of “initial margin” of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called variation margin, to and from the broker, are made on a daily

18

basis as the price of the underlying asset fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund.

At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position, which would effectively terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

The use of futures contracts involves elements of market risk, which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contracts may decrease the effectiveness of the Fund’s strategy and potentially result in loss. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded through a clearing house. The clearing house requires sufficient collateral to cover margins. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2010.

An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The premium paid by the Fund for the purchase of a call or put option is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period.

The Fund may write (sell) covered options. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, which is recorded on the Fund’s Statement of Assets and Liabilities and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in the value of such options, which may exceed the related premiums received. The maximum amount of loss with respect to the Fund’s written put option is the cost of buying the underlying security or currency. The maximum loss may be offset by proceeds received from selling the underlying securities or currency. As of June 30, 2010, there were no outstanding option contracts.

4.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

19

Hartford Small/Mid Cap Equity HLS Fund (formerly known as Hartford MidCap Growth HLS Fund)
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$330	$512
Long-Term Capital Gains*	—	209

*	The Fund designates these distributions as long-term capital dividends pursuant to IRC code Sec. 852(b)(3)(C).

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$8
Accumulated Capital and Other Losses*	(12,188)
Unrealized Appreciation†	13,812
Total Accumulated Earnings	$1,632

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$(7)
Accumulated Net Realized Gain (Loss) on Investments	16
Paid-in-Capital	(9)

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2016	$5,661
2017	6,527
Total	$12,188

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

20

5.	Expenses:

a)
Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford, serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Hartford Investment Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Hartford Investment Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered during the six-month period ended June 30, 2010; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $500 million	0.8000%
On next $500 million	0.7500%
On next $4 billion	0.7000%
On next $5 billion	0.6800%
Over $10 billion	0.6700%

b)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

c)
Fees Paid Indirectly – The Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, the Fund had no fee reductions.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,		December 31,	December 31,	December 31,
	June 30, 2010	2009	2008		2007	2006	2005
Class IA	0.86%	0.87%	0.85%		0.65%	0.78%	0.81%
Class IB	1.11	1.12	1.10	*	N/A	N/A	N/A

*	From March 31, 2008 (commencement of operations) through December 31, 2008.

d)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

21

Hartford Small/Mid Cap Equity HLS Fund (formerly known as Hartford MidCap Growth HLS Fund)
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

e)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. These fees are accrued daily and paid monthly.

f)
Payment from Affiliate – On April 20, 2007, the Fund was reimbursed for trading reimbursements relating to the change in portfolio managers of the Fund. The total return in accompanying financial highlights includes payment to affiliate. Had the payment from affiliates been excluded, the total return for the period listed would have been as follows:

	For the Year Ended December 31, 2007
	Class IA	Class IB
Impact from Payment from Affiliate for Trading Reimbursements	0.20%	N/A	%
Total Return Excluding Payments from Affiliate	11.43	N/A

6.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases for U.S. Government Obligations	317,798
Sales Proceeds for U.S. Government Obligations	307,923

7.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

8.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

22

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23

Hartford Small/Mid Cap Equity HLS Fund (formerly known as Hartford MidCap Growth HLS Fund)
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized						Net Increase
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			(Decrease) in	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	Net Asset	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Value	of Period

For the Six-Month Period Ended June 30, 2010 (Unaudited)
IA	$7.88	$0.02	$–	$(0.23)	$(0.21)	$–	$–	$–	$–	$(0.21)	$7.67
IB	7.86	0.01	–	(0.22)	(0.21)	–	–	–	–	(0.21)	7.65

For the Year Ended December 31, 2009
IA	5.34	0.02	–	2.54	2.56	(0.02)	–	–	(0.02)	2.54	7.88
IB	5.34	0.01	–	2.52	2.53	(0.01)	–	–	(0.01)	2.52	7.86

For the Year Ended December 31, 2008
IA	10.19	0.03	–	(4.76)	(4.73)	(0.03)	(0.09)	–	(0.12)	(4.85)	5.34
IB(G)	9.04	0.01	–	(3.60)	(3.59)	(0.02)	(0.09)	–	(0.11)	(3.70)	5.34

For the Year Ended December 31, 2007
IA	10.88	0.03	0.02	1.23	1.28	(0.06)	(1.91)	–	(1.97)	(0.69)	10.19

For the Year Ended December 31, 2006
IA	11.33	(0.01)	–	1.39	1.38	–	(1.83)	–	(1.83)	(0.45)	10.88

For the Year Ended December 31, 2005
IA	12.63	(0.04)	–	0.53	0.49	–	(1.79)	–	(1.79)	(1.30)	11.33

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Not annualized.
(F)	Annualized.
(G)	Commenced operations on March 31, 2008.
(H)	Total return without the inclusion of the Payment from (to) Affiliate can be found in Expenses in the accompanying Notes to Financial Statements.

24

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Turnover Rate(D)

(2.59	)%(E)	$109,635	0.86	%(F)	0.86	%(F)	0.47	%(F)	219%
(2.71	) (E)	30,138	1.11	(F)	1.11	(F)	0.22	(F)	–

47.87		114,269	0.87		0.87		0.43		160
47.51		25,176	1.12		1.12		0.17		–

(46.85)		38,447	0.85		0.85		0.53		201
(40.17	) (E)	8,702	1.10	(F)	1.10	(F)	0.32	(F)	–

11.65	(H)	51,196	0.85		0.65		0.26		231

12.27		53,395	0.98		0.78		(0.08)		211

4.55		55,209	1.01		0.81		(0.39)		112

25

Hartford Small/Mid Cap Equity HLS Fund (formerly known as Hartford MidCap Growth HLS Fund)
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

26

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

27

Hartford Small/Mid Cap Equity HLS Fund (formerly known as The Hartford MidCap Growth HLS Fund)
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford Small/Mid Cap Equity HLS Fund (formerly known as The Hartford MidCap Growth HLS Fund)
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$974.07	$4.21	$1,000.00	$1,020.53	$4.31	0.86%	181	365
Class IB	$1,000.00	$972.89	$5.43	$1,000.00	$1,019.29	$5.56	1.11%	181	365

29

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford HLS Series Fund II, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc. “The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford HLS Series Fund II, Inc. inception dates range from 1987 to date. Hartford HLS Series Fund II, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford HLS Series Fund II, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. he prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-SMC10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Hartford U.S. Government Securities HLS Fund

Hartford U.S. Government Securities HLS Fund

This report is prepared for the general information of contract owners and qualified retirement plan participants. It is not an offer of contracts or of qualified retirement plans. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s subadvisers and portfolio management team through the end of the period and is subject to change based on market and other conditions.

Hartford U.S. Government Securities HLS Fund inception 03/24/1987
(subadvised by Hartford Investment Management Company)

Investment objective – Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

Performance Overview(1) 6/30/00 - 6/30/10
Growth of $10,000 investment

Barclays Capital Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years.  You cannot invest directly in an index.  The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

Average Annual Returns(2) (as of 6/30/10)

	6	1	5	10
	Month†	Year	Year	Year
U.S. Government Securities IA	4.26%	7.11%	3.08%	4.69%
U.S. Government Securities IB	4.13%	6.84%	2.82%	4.43%
Barclays Capital Intermediate
Government Bond Index	4.41%	5.68%	5.31%	5.75%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)	Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2)
Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

Performance information may reflect historical or current expense waivers from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund’s performance.

Portfolio Managers
Russell M. Regenauer, CFA	John Hendricks
Senior Vice President	Senior Vice President

How did the Fund perform?

The Class IA Shares of the Hartford U.S. Government Securities HLS Fund returned 4.26% for the six-month period ended June 30, 2010, underperforming its benchmark, the Barclays Capital Intermediate Government Bond Index, which returned 4.41%, and the Lipper General U.S. Government VP-UF Funds category, a group of funds with investment strategies similar to those of the Fund, which returned 5.80%.

Why did the Fund perform this way?

The Government began pulling back its stimulus programs in 2010, as the economy began to stabilize. The Federal Reserve completed their Quantitative Easing programs (QE) at the end of the first quarter, which included the purchase of $1.25 trillion of Mortgage Backed Securities (MBS). Credit sensitive sectors generally outperformed in the beginning of the year, but underperformed in the second quarter as global risk aversion re-emerged. Interest rates were fairly stable in the first quarter, before rallying lower in the second quarter. The yield curve ended the first half of the year flatter.

The primary driver of underperformance over the period was security selection, particularly in government guaranteed Small Business Agency (SBA) securities. The spread over treasuries in these securities widened late in the quarter, as risk aversion increased (these securities are backed by small business commercial loans).

Overall, sector allocation, including government, and government agency guaranteed sectors, were positive drivers of Fund performance, as were the Fund’s duration (i.e. sensitivity to changes in interest rates) and yield curve positioning over the period. The Fund reduced its allocation to Non-Government sectors; including Asset Backed Securities (ABS), Commercial Mortgage Backed Securities (CMBS), and private label residential

2

MBS, in the first half of the year. These reductions were also positive drivers of performance for the period.

What is the outlook?

The pace of the economic recovery remains in question. We continue to expect a slow cyclical recovery, hampered by a stressed consumer, tight credit, and a weak housing market. Given the continued slack in the economy and weak employment expectations, we believe inflation should remain subdued for the near term. That said, current rates are low relative to the current rate of inflation, and a rise in global risk aversion could support even lower U.S. Treasury rates and wider credit spreads.

However, the private business sector of the economy appears to be well-positioned. If risk aversion decreases, the private sector could support growth in domestic employment, leading to a rise in U.S. Treasury rates.

We will continue to monitor fiscal, monetary, and economic developments relative to our forecasts. The Fund will likely be positioned relatively neutral on a duration basis, since we favor a flatter yield curve going forward.

Diversification by Security Type
as of June 30, 2010
Percentage of
Category	Net Assets
Asset & Commercial Mortgage Backed Securities	2.0%
Call Options Purchased	0.0
Put Options Purchased	0.0
U.S. Government Agencies	30.2
U.S. Government Securities	61.3
Short-Term Investments	9.3
Other Assets and Liabilities	(2.8)
Total	100.0%
Distribution by Credit Quality
as of June 30, 2010

Percentage of
Credit Rating *	Net Assets
Aa / AA	0.2
A	0.4
Baa / BBB	0.1
Ba / BB	0.4
Caa / CCC or Lower	0.6
Unrated	0.3
U.S. Government Securities	92.0
Cash	8.8
Other Assets and Liabilities	(2.8)
Total	100.0%

*
Does not apply to the fund itself.  Based upon Moody’s and S&P long- term credit ratings for the fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes cash-like instruments and other short-term instruments.

3

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
June 30, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 2.0%

	Finance and Insurance - 2.0%
	Ameriquest Mortgage Securities, Inc.
$1,128	1.41%, 09/25/2032 Δ	$874
	Ansonia CDO Ltd.
8,844	0.65%, 07/28/2046 ⌂Δ	1,061
	Arbor Realty Mortgage Securities
13,000	0.71%, 01/26/2042 ⌂Δ	5,070
	Bayview Financial Acquisition Trust
1,649	3.35%, 05/28/2037 ⌂Δ	9
	Bear Stearns Asset Backed Securities, Inc.
5,984	1.45%, 05/25/2037 Δ	42
	CBA Commercial Small Balance
	Commercial Mortgage
50,483	6.00%, 07/25/2039 ⌂►	1,742
	DLJ Mortgage Acceptance Corp. - Class B1
4	7.25%, 09/18/2011 ⌂	4
	DLJ Mortgage Acceptance Corp. - Class B2
1	7.25%, 09/18/2011 ⌂	1
	First Franklin Mortgage Loan Asset Backed Certificates
540	2.82%, 07/25/2033 Δ	28
	Lehman XS Trust
11,928	6.50%, 05/25/2037 ⌂Δ	5,084
	LNR CDO Ltd.
7,200	0.70%, 05/28/2043 ⌂●Δ	–
	Marathon Real Estate CDO Ltd.
4,000	1.75%, 05/25/2046 ⌂Δ	80
	Master Asset Backed Securities Trust
1,375	3.05%, 05/25/2033 Δ	1,330
	Merrill Lynch Mortgage Investors, Inc.
651	2.00%, 05/25/2032 Δ	284
	Morgan Stanley ABS Capital I
2,562	1.85%, 11/25/2032 Δ	1,779
	North Street Referenced Linked Notes
4,250	1.39%, 04/28/2011 ■Δ	3,695
	Residential Asset Mortgage Products, Inc.
1,735	5.70%, 10/25/2031	1,337
	Structured Asset Securities Corp.
3,233	1.85%, 02/25/2033 Δ	2,905
	Wamu Commercial Mortgage Securities Trust
8,500	6.31%, 03/23/2045 ■ΔΨ	3,122
		28,447

	Total asset & commercial mortgage backed securities
	(cost $80,541)	$28,447

U.S. GOVERNMENT AGENCIES - 30.2%
	Federal Home Loan Mortgage Corporation - 10.4%
$100,000	3.80%, 03/09/2016	$102,062
886	4.50%, 12/01/2018	946
1,729	4.93%, 08/01/2035 Δ	1,823
5,231	5.38%, 03/01/2036 Δ	5,578
2,950	5.47%, 05/01/2036 Δ	3,149
14,751	5.50%, 05/15/2033 Ф	15,908
7,860	5.50%, 09/15/2016	8,341
2,019	6.00%, 10/01/2021 - 09/01/2034	2,224
9,621	6.50%, 09/01/2014 - 09/01/2032	10,556
1,296	7.00%, 10/01/2026 - 11/01/2032	1,466
23	7.50%, 05/01/2024 - 06/01/2025	26
77	8.00%, 08/01/2024 - 10/01/2024	88
2	8.50%, 10/01/2024	2
33	10.00%, 11/01/2020	38
		152,207
	Federal National Mortgage Association - 10.6%
50,000	3.00%, 02/17/2017	50,173
879	4.75%, 04/01/2035 Δ	920
588	4.85%, 04/01/2035 Δ	616
15,445	5.00%, 08/01/2018 - 12/01/2035	16,456
1,019	5.02%, 07/01/2035 Δ	1,090
9,085	5.30%, 03/01/2037 Δ	9,586
5,482	5.42%, 05/01/2036 Δ	5,848
13,434	5.50%, 05/25/2014 - 08/01/2019	14,485
2,719	5.91%, 07/01/2037 Δ	2,928
24,679	6.00%, 09/01/2013 - 01/01/2035	27,138
12,658	6.50%, 05/01/2013 - 09/01/2032	14,129
1,994	6.50%, 06/25/2029 Ф	2,229
1,757	7.00%, 06/01/2011 - 02/01/2032	1,950
51	7.50%, 06/01/2023	58
183	8.00%, 10/01/2029 - 02/01/2031	209
5	8.50%, 04/01/2017	5
67	9.00%, 08/01/2020 - 09/01/2021	79
5	9.75%, 07/01/2020	6
		147,905
	Government National Mortgage Association - 1.2%
5,489	5.00%, 01/20/2034	5,890
3,112	6.00%, 01/15/2033 - 02/15/2033	3,442
5,251	6.50%, 12/15/2028 - 01/15/2032	5,750
1,802	7.00%, 06/20/2030 - 10/15/2032	2,047
553	7.50%, 04/15/2022 - 04/20/2030	629
86	8.50%, 06/15/2017 - 03/15/2030	97
		17,855
	Other Government Agencies - 8.0%
	Small Business Administration
	Participation Certificates:
2,840	4.95%, 03/01/2025	3,043
10,830	5.16%, 02/01/2028	11,648
5,558	5.23%, 03/01/2027	6,031
11,382	5.31%, 08/01/2022 - 05/01/2027	12,361
7,480	5.32%, 01/01/2027	8,163
15,535	5.35%, 02/01/2026	16,895
6,112	5.49%, 02/01/2027	6,707
2,944	5.52%, 06/01/2024	3,167
6,095	5.57%, 03/01/2026	6,702
11,138	5.71%, 06/01/2027	12,267
2,431	5.76%, 10/01/2021	2,621
2,911	5.78%, 12/01/2021	3,169
9,725	5.82%, 07/01/2027	10,801
5,822	6.07%, 07/01/2026	6,436
4,291	6.30%, 05/01/2019	4,710
		114,721
	Total U.S. government agencies
	(cost $407,958)	$432,688

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount ╬				Market Value ╪
U.S. GOVERNMENT SECURITIES - 61.3%
		U.S. Treasury Securities - 61.3%
		U.S. Treasury Notes - 61.3%
	$150,000	1.00%, 04/30/2012		$151,125
	50,000	1.13%, 06/15/2013		50,199
	20,000	1.38%, 05/15/2013		20,244
	14,645	1.38%, 01/15/2020 ◄		15,118
	352,000	2.13%, 05/31/2015		358,051
	12,000	2.38%, 01/15/2017 ◄		14,321
	130,000	2.50%, 04/30/2015 - 06/30/2017		133,063
	40,000	2.75%, 05/31/2017		40,844
	43,000	3.38%, 11/15/2019		44,535
	50,000	3.50%, 05/15/2020		52,328
				879,828

		Total U.S. government securities
		(cost $866,030)		$879,828

Contracts				Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
		Long Call Interest Rate Option Contract - 0.0%
		5 Year U.S. Treasury Note
	2	Expiration: August, 2010, Exercise Price:
		$120.00 Θ		$328

		Total call options purchased
		(cost $309)		$328

Contracts				Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
		Long Put Interest Rate Option Contract - 0.0%
		10 Year U.S. Treasury Note
	1	Expiration: August, 2010, Exercise Price:
		$114.00 Ø		$47
	1	Expiration: August, 2010, Exercise Price:
		$121.50 Ø		453
		5 Year U.S. Treasury Note
	1	Expiration: August, 2010, Exercise Price:
		$116.50 Ø		102
				602

		Total put options purchased
		(cost $1,807)		$602

		Total long-term investments
		(cost $1,356,645)		$1,341,893

Shares or Principal Amount ╬				Market Value ╪
SHORT-TERM INVESTMENTS - 9.3%
		Commercial Paper - 0.9%
		Foreign Governments - 0.9%
		Canada Treasury
CAD	14,267	0.29%, 8/19/2010		13,394
				13,394
		Investment Pools and Funds - 4.8%
		JP Morgan U.S. Government Money
	54,187	Market Fund		$54,187
		State Street Bank U.S. Government
	–	Money Market Fund		–
		Wells Fargo Advantage Government
	15,000	Money Market Fund		15,000
				69,187
		Repurchase Agreements - 3.1%
		BNP Paribas Securities Corp. Repurchase Agreement (maturing on 07/01/2010 in the amount of $18,869, collateralized by U.S. Treasury Bond 6.25%, 2030, U.S. Treasury Note 1.00%, 2011, value of $19,357)
	$18,869	0.01%, 6/30/2010		18,869
		RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $7,629, collateralized by U.S. Treasury Bill 0.88%, 2011, value of $7,782)
	7,629	0.01%, 6/30/2010		7,629
		UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 07/01/2010 in the amount of $17,392, collateralized by U.S. Treasury Note 2.13%, 2015, value of $17,740)
	17,392	0.04%, 6/30/2010		17,392
				43,890
		U.S. Treasury Bills - 0.5%
	6,710	0.15%, 7/15/2010□○		6,710

		Total short-term investments
		(cost $133,548)		$133,181

		Total investments
		(cost $1,490,193) ▲	102.8%	$1,475,074
		Other assets and liabilities	(2.8)%	(39,806)
		Total net assets	100.0%	$1,435,268

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.9% of total net assets at June 30, 2010.

▲	At June 30, 2010, the cost of securities for federal income tax purposes was $1,489,935 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$38,528
Unrealized Depreciation	(53,389)
Net Unrealized Depreciation	$(14,861)

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

The accompanying notes are an integral part of these financial statements.

5

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at June 30, 2010, was $6,817, which represents 0.47% of total net assets.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at June 30, 2010.

◄
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

╬	All principal amounts are in U.S. dollars unless otherwise indicated. CAD ─ Canadian Dollar

Ф	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

Θ	At June 30, 2010, these securities were designated to cover open call options written as follows:

Issuer/ Exercise				Unrealized
Price/ Expiration	Number of	Market	Premiums	Appreciation
Date	Contracts*	Value ╪	Received	(Depreciation)
5 Year U.S. Treasury Note, $120.50, Aug, 2010	1,500	$211	$183	$(28)

*   The number of contracts does not omit 000's.

Ø	At June 30, 2010, the maximum delivery obligation of the open put options written is $2,313. Securities valued at $445 collateralized the open put options written as follows:

Issuer/ Exercise				Unrealized
Price/ Expiration	Number of	Market	Premiums	Appreciation
Date	Contracts*	Value ╪	Received	(Depreciation)
10 Year U.S. Treasury Note, $113.00, Aug, 2010	1,000	$31 $	341	$310
10 Year U.S. Treasury Note, $121.00, Aug, 2010	500	$367 $	576	$209
5 Year U.S. Treasury Note, $115.50, Aug, 2010	500	$47 $	389	$342
		$445 $	1,306	$861

* The number of contracts does not omit 000's.

□	Security pledged as initial margin deposit for open futures contracts at June 30, 2010

Futures Contracts Outstanding at June 30, 2010

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
10 Year U.S. Treasury Note	500	Long	Sep 2010	$1,124

*   The number of contracts does not omit 000's.

The accompanying notes are an integral part of these financial statements.

6

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis
10/2006	$8,844	Ansonia CDO Ltd., 0.65%,
		07/28/2046 - 144A	$8,844
11/2006	$13,000	Arbor Realty Mortgage Securities,
		0.71%, 01/26/2042 - 144A	13,000
04/2007	$1,649	Bayview Financial Acquisition
		Trust, 3.35%, 05/28/2037	1,593
05/2007	$50,483	CBA Commercial Small Balance
		Commercial Mortgage, 6.00%,
		07/25/2039 - 144A	4,273
08/1996	$4	DLJ Mortgage Acceptance Corp. -
		Class B1, 7.25%, 09/18/2011 -
		144A	4
08/1996	$1	DLJ Mortgage Acceptance Corp. -
		Class B2, 7.25%, 09/18/2011 -
		144A	1
10/2007	$11,928	Lehman XS Trust, 6.50%,
		05/25/2037	11,844
11/2006	$7,200	LNR CDO Ltd., 0.70%,
		05/28/2043 - 144A	7,214
04/2007	$4,000	Marathon Real Estate CDO Ltd.,
		1.75%, 05/25/2046 - 144A	3,933

The aggregate value of these securities at June 30, 2010 was $13,051  which represents 0.91% of total net assets.

Forward Foreign Currency Contracts Outstanding at June 30, 2010

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Canadian Dollar (Buy)	$13,387	$13,493	07/21/10	$(106)
Canadian Dollar (Sell)	13,387	13,893	07/21/10	506
				$400

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

7

Hartford U.S. Government Securities HLS Fund
Investment Valuation Hierarchy Level Summary
June 30, 2010 (Unaudited)
(000’s Omitted)

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$28,447	$–	$5,098	$23,349
Call Options Purchased	328	328	–	–
Put Options Purchased	602	602	–	–
U.S. Government Agencies	432,688	–	432,688	–
U.S. Government Securities	879,828	152,746	727,082	–
Short-Term Investments	133,181	69,187	63,994	–
Total	$1,475,074	$222,863	$1,228,862	$23,349
Forward Foreign Currency Contracts *	506	–	506	–
Futures *	1,124	1,124	–	–
Written Options *	861	861	–	–
Total	$2,491	$1,985	$506	$–
Liabilities:
Forward Foreign Currency Contracts *	106	–	106	–
Written Options *	28	28	–	–
Total	$134	$28	$106	$–
♦ For the period ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.

* Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance
	December	Gain	Appreciation		Net			Into	Out of	as of June
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	30, 2010
Assets:
Asset & Commercial Mortgage
Backed Securities	$50,532	$(22,527)	$28,322	†	$(762)	$—	$(32,290)	$74	$—	$23,349
Total	$50,532	$(22,527)	$28,322		$(762)	$—	$(32,290)	$74	$—	$23,349

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted- transfer into Level 3 versus securities where trading has resumed - transfer out of Level 3.
2)	Broker quoted securities - transfer into Level 3 versus quoted prices in active markets - transfer out of Level 3.
3)	Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3.
†	Change in unrealized gains or losses in the current period relating to assets still held at June 30, 2010 was $4,459.

The accompanying notes are an integral part of these financial statements.

8

Hartford U.S. Government Securities HLS Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $1,490,193)	$1,475,074
Cash	81
Unrealized appreciation on forward foreign currency contracts	506
Receivables:
Investment securities sold	14,045
Fund shares sold	4,412
Dividends and interest	6,673
Variation margin	8
Other assets	—
Total assets	1,500,799
Liabilities:
Unrealized depreciation on forward foreign currency contracts	106
Payables:
Investment securities purchased	63,885
Fund shares redeemed	464
Investment management fees	141
Distribution fees	15
Accrued expenses	264
Written options (proceeds $1,489)	656
Total liabilities	65,531
Net assets	$1,435,268
Summary of Net Assets:
Capital stock and paid-in-capital	$1,504,380
Accumulated undistributed net investment income	75,998
Accumulated net realized loss on investments and foreign currency transactions	(132,457)
Unrealized depreciation of investments and the translations of assets and liabilities denominated in foreign currency	(12,653)
Net assets	$1,435,268
Shares authorized	700,000
Par value	$0.001
Class IA: Net asset value per share	$10.98
Shares outstanding	106,282
Net assets	$1,167,183
Class IB: Net asset value per share	$10.91
Shares outstanding	24,571
Net assets	$268,085

The accompanying notes are an integral part of these financial statements.

9

Hartford U.S. Government Securities HLS Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2010 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$8
Interest	25,402
Total investment income, net	25,410

Expenses:
Investment management fees	3,168
Distribution fees - Class IB	336
Custodian fees	4
Board of Directors' fees	20
Audit fees	19
Other expenses	197
Total expenses	3,744
Net investment income	21,666

Net Realized Loss on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized loss on investments	(51,274)
Net realized loss on futures	(11,232)
Net realized loss on written options	(6,990)
Net realized loss on forward foreign currency contracts	(313)
Net realized loss on other foreign currency transactions	(60)
Net Realized Loss on Investments, Other Financial Instruments and Foreign Currency Transactions	(69,869)

Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation of investments	102,391
Net unrealized appreciation of futures	3,628
Net unrealized appreciation of written options	579
Net unrealized appreciation of forward foreign currency contracts	400
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	108
Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	107,106
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	37,237
Net Increase in Net Assets Resulting from Operations	$58,903

The accompanying notes are an integral part of these financial statements.

10

Hartford U.S. Government Securities HLS Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the
	Six-Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations:
Net investment income	$21,666	$52,987
Net realized loss on investments, other financial instruments and foreign currency transactions	(69,869)	(24,466)
Net unrealized appreciation of investments, other financial instruments and foreign currency transactions	107,106	18,174
Net increase in net assets resulting from operations	58,903	46,695
Distributions to Shareholders:
From net investment income
Class IA	—	(333)
Class IB	—	(84)
Total distributions	—	(417)
Capital Share Transactions:
Class IA
Sold	151,161	251,188
Issued on reinvestment of distributions	—	333
Redeemed	(164,200)	(399,898)
Total capital share transactions	(13,039)	(148,377)
Class IB
Sold	24,942	50,985
Issued on reinvestment of distributions	—	84
Redeemed	(42,737)	(119,059)
Total capital share transactions	(17,795)	(67,990)
Net decrease from capital share transactions	(30,834)	(216,367)
Net increase (decrease) in net assets	28,069	(170,089)
Net Assets:
Beginning of period	1,407,199	1,577,288
End of period	$1,435,268	$1,407,199
Accumulated undistributed (distribution in excess of) net investment income	$75,998	$54,332
Shares:
Class IA
Sold	14,090	24,231
Issued on reinvestment of distributions	—	32
Redeemed	(15,309)	(38,753)
Total share activity	(1,219)	(14,490)
Class IB
Sold	2,344	4,934
Issued on reinvestment of distributions	—	8
Redeemed	(4,010)	(11,570)
Total share activity	(1,666)	(6,628)

The accompanying notes are an integral part of these financial statements.

11

Hartford U.S. Government Securities HLS Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
(000’s Omitted)

1.	Organization:

Hartford U.S. Government Securities HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company (“HLIC”) and its affiliates and certain qualified retirement plans. The Fund may also serve as an underlying investment option for certain variable annuity and variable life separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund if permitted by their plans.

Hartford HLS Series Fund II, Inc. (the “Company”) is an open-end registered management investment companies comprised of five portfolios, one portfolio of which is included in these financial statements.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is organized as a diversified open-end management investment company.

The Fund is divided into Class IA and Class IB shares. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution and service fees charged pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a)
Security Transactions and Investment Income – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)
Security Valuation – The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the Valuation Time. There can be no assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

12

Exchange-traded equity securities are valued at the last reported sale price or official close price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.

Debt securities (other than short-term obligations) held by the Fund are valued using bid prices or using valuations based on a matrix system (which considers factors such as security prices, yield, maturity and ratings) as provided by independent pricing services. Securities for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by the Fund’s Board of Directors. Generally, the Fund may use fair valuation in regard to debt securities when the Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that mature in 60 days or less are generally valued at amortized cost, which approximates market value.

Foreign-denominated assets, including investment securities, and liabilities are translated from the local currency into U.S. dollars using exchange rates obtained from an independent third party as of the Fund’s Valuation Time.

Options contracts on securities, currencies, indices, futures contracts, commodities and other instruments shall be valued at their last reported sale price at the Valuation Time on the Primary Market on which the instrument is traded. If the instrument did not trade on the Primary Market, it may be valued at the most recent sale price at the Valuation Time on another exchange or market where it did trade. If it is not possible to determine the last reported sale price on the Primary Market or another exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent mean between bid and asked prices on such exchange or market at the Valuation Time. Absent both bid and asked prices on such exchange, the bid price may be used.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively. If a settlement price is not available, futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be valued at the mean of the closing bid and asked prices as of the Valuation Time.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

Forward foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Forward foreign currency contracts are valued using foreign currency exchange rates and forward rates on the Valuation Date from an independent pricing service.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

13

Hartford U.S. Government Securities HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETFs, and rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange-traded instruments and which are valued using third party pricing services. Prices for most level 2 securities are based on prices received from an independent pricing service. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities and Collateralized Mortgage Obligations – Multi-dimensional spread/prepayment speed tables, with consideration of yield or price of bonds of comparable quality, coupon and maturity, attributes of the collateral, new issue data and monthly payment information.

Corporate Bonds – Multi-dimensional relational model based on observable market information such as yields, spreads, sector analysis, etc.

Foreign Currency – based on rates determined at the close of the Exchange, provided by an independent pricing service.

Forward Currency Contracts – valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate, provided by an independent pricing service.

Foreign Equities – Certain foreign equities are priced using a multi-factor regression model with market observable inputs of a correlative nature (ADRs, futures contracts, ETFs, and currency exchange rates).

International Fixed Income – Multi-dimensional relational model based on observable market information such as benchmark yields, reported trades, bids and offers.

Money Market Instruments – Amortized cost.

Mortgage Backed Securities (“MBS”) – Matrix pricing using inputs of To-Be-Announced (“TBA”) prices, new issue data and monthly payment information, with consideration of yield or price of bonds of comparable quality, coupon and maturity, and attributes of the collateral.

Municipal Bonds – Multi-dimensional relational model and series of matrices based on observable market information such as Municipal Securities Rulemaking Board reported trades, comparable bonds, yields, spreads and credit analysis.

Preferred Stocks – Close mean of bid/ask or bid.

Repurchase Agreements – Priced at par.

Senior Floating Rate Interests – Composite of quotes from one or more contributing dealers.

Swaps – Price based upon observable market information from an independent pricing service.

14

U.S. Government Securities – Treasuries exclusively traded in the secondary market.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price. The following asset classes generally use valuation techniques and inputs as noted below:

Asset Backed Securities & Commercial Mortgage Backed Securities – Certain other MBS with limited liquidity priced from an independent pricing service.

Common Stocks – Trading has been halted or there are restrictions on trading. Valuation is based on last trade with the application of a discount or premium, if applicable.

Long Dated Over-the-Counter Options – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Long Term Debt Securities, including Senior Floating Rate Interests – Unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity.

Swaps – Terms greater than 10 years from current date, expected volatility is not observable. Prices are from an independent pricing service.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those that are presented above, as individual circumstances dictate.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level are shown as if they occurred at the beginning of the period.

Refer to the Investment Valuation Hierarchy Levels Summary and the Level 3 roll forward reconciliation found following the Schedules of Investments.

c)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

15

Hartford U.S. Government Securities HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

d)
Joint Trading Account – Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management Company (“Hartford Investment Management”), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

e)
Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell a security and agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. To minimize counterparty risk, the securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of June 30, 2010.

f)
Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding forward foreign currency contracts as shown on the Schedule of Investments as of June 30, 2010.

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the contract holders or plan participants. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of outstanding shares of the class. Orders for the purchase of the Fund’s shares received by an insurance company or plan prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received by an insurance company or plan after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

h)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to

16

value, due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted securities as of June 30, 2010.

i)
Securities Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. As of June 30, 2010, the Fund had no outstanding when-issued or delayed delivery securities.

j)
Credit Risk – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a Fund which holds securities with higher credit risk may be more volatile than funds holding bonds with lower credit risk.

k)
Prepayment/Interest Rate Risks – Certain debt securities allow for prepayment of principal without penalty. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline. In addition, with respect to securities, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities. Accordingly, the potential for the value of a debt security to increase in response to interest rate declines is limited. For certain securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

The market value of debt securities held by the Fund may be affected by fluctuations in market interest rates. The market value of these investments tends to decline when interest rates rise and tends to increase when interest rates fall.

l)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

m)	Additional Derivative Instrument(s) Information

Derivative Instrument(s) as of June 30, 2010.

	Statement of Assets and Liabilities Location
Risk Exposure Category	Asset Derivatives		Liability Derivatives
Interest rate contracts	Summary of Net Assets – Unrealized	$1,124
	appreciation
Interest rate contracts			Written Options, Market Value	656
Interest rate contracts	Investments in securities, at value	930
	(Purchased Options), Market Value
Foreign exchange contracts	Unrealized appreciation on forward	506	Unrealized depreciation on forward	106
	foreign currency contracts		foreign currency contracts

The ratio of futures market value to net assets as of June 30, 2010, was 4.10%, compared to a six-month average ratio of 15.45%. The volume of other derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended June 30, 2010.

17

Hartford U.S. Government Securities HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

Realized Gain/Loss and Change in Unrealized Appreciation (Depreciation) on Derivative Instruments for the six-month period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
				Forward
		Purchased		Currency
Risk Exposure Category	Written Options	Options	Futures	Contracts	Swaps	Total
Interest rate contracts	$(6,990)	$(785)	$(11,232)	$—	$—	$(19,007)
Foreign exchange contracts	—	—	—	(313)	—	(313)
Total	$(6,990)	$(785)	$(11,232)	$(313)	$—	$(19,320)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
					Forward
		Purchased			Currency
Risk Exposure Category	Written Options	Options		Futures	Contracts	Swaps	Total
Interest rate contracts	579	(527)		3,628	—	—	$3,680
Foreign exchange contracts	—	—		—	400	—	400
Total	$579	$(527	) $	3,628	$400	$—	$4,080

n)
Indemnifications – Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Futures and Options:

The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may invest in futures and options contracts in order to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract is an agreement between two parties to buy and sell an asset at a set price on a future date. When the Fund enters into such futures contracts, it is required to deposit with a futures commission merchant an amount of “initial margin” of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called variation margin, to and from the broker, are made on a daily basis as the price of the underlying asset fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund.

At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position, which would effectively terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

The use of futures contracts involves elements of market risk, which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contracts may decrease the effectiveness of the Fund’s strategy and potentially result in loss. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded through a clearing house. The clearing house requires sufficient collateral to cover margins. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of June 30, 2010.

An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The premium paid by the Fund for the purchase of a call or put option is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period.

18

The Fund may write (sell) covered options. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, which is recorded on the Fund’s Statement of Assets and Liabilities and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in the value of such options, which may exceed the related premiums received. The maximum amount of loss with respect to the Fund’s written put option is the cost of buying the underlying security or currency. The maximum loss may be offset by proceeds received from selling the underlying securities or currency. The Fund, as shown on the Schedule of Investments, had outstanding purchased option contracts as of June 30, 2010. Transactions involving written option contracts during the six-month period ended June 30, 2010, are summarized below:

	Options Contract Activity During the
	Six-Month Period Ended June 30, 2010
Call Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	866	$268
Written	18,918	5,057
Expired	(866)	(268)
Closed	(17,418)	(4,874)
Exercised	—	—
End of Period	1,500	$183

Put Options Written During the Period	Number of Contracts*	Premium Amounts
Beginning of the period	—	—
Written	28,326	10,150
Expired	—	—
Closed	(26,326)	(8,844)
Exercised	—	—
End of Period	2,000	1,306

* The number of contracts does not omit 000's.

4.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and capital gains prior to the next fiscal year end. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

19

Hartford U.S. Government Securities HLS Fund
Notes to Financial Statements – (continued)
June 30, 2010 (Unaudited)
(000’s Omitted)

	For the Year Ended	For the Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$417	$114,513

As of December 31, 2009, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$54,332
Accumulated Capital and Other Losses*	(65,096)
Unrealized Depreciation†	(117,251)
Total Accumulated Deficit	$(128,015)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.

†
The difference between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$852
Accumulated Net Realized Gain (Loss) on Investments	(852)

e)	Capital Loss Carryforward – At December 31, 2009 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year of Expiration	Amount
2013	$16,217
2014	15,888
2017	24,399
Total	$56,504

As of December 31, 2009, the Fund elected to defer the following post October losses.
Amount
Long-Term Capital Gain	$8,592

f)
Accounting for Uncertainty in Income Taxes – Management has evaluated all open tax years and has determined there is no impact to the Fund’s financial statements related to uncertain tax positions. Generally, tax authorities can examine all tax returns filed for the last three years.

20

5.	Expenses:

a)
Investment Management Agreement – HL Investment Advisors, LLC (“HL Advisors”), an indirect wholly-owned subsidiary of The Hartford, serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Company. As investment manager, HL Advisors has overall investment supervisory responsibility for the Fund. In addition, HL Advisors provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund.

HL Advisors has contracted with Hartford Investment Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Hartford Investment Management.

The schedule below reflects the rates of compensation paid to HL Advisors for investment management services rendered during the six-month period ended June 30, 2010; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $5 billion	0.4500%
On next $5 billion	0.4300%
Over $10 billion	0.4200%

b)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund.

c)
Fees Paid Indirectly – The Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2010, the Fund had no fee reductions.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Period Ended	December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2010	2009	2008	2007	2006	2005
Class IA	0.48%	0.49%	0.46%	0.47%	0.48%	0.47%
Class IB	0.73	0.74	0.71	0.72	0.73	0.72

d)
Distribution Plan for Class IB shares – The Company, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund is authorized to compensate the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of The Hartford), from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares, subject to the Fund Board’s review and approval.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. The Board has the authority to suspend or reduce these payments at any point in time. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be

21

Hartford U.S. Government Securities HLS Fund
Notes to Financial Statements – (continued) June 30, 2010 (Unaudited)
(000’s Omitted)

used to pay or compensate entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. These fees are accrued daily and paid monthly.

e)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HL Advisors, and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2010, a portion of the Fund’s chief compliance officer’s salary was paid by all the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $3. These fees are accrued daily and paid monthly.

6.	Investment Transactions:

For the six-month period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$151,027
Sales Proceeds Excluding U.S. Government Obligations	792,301
Cost of Purchases for U.S. Government Obligations	1,675,818
Sales Proceeds for U.S. Government Obligations	1,123,835

7.	Line of Credit:

The Fund is one of several Hartford funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, a fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended June 30, 2010, the Fund did not have any borrowings under this facility.

22

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23

Hartford U.S. Government Securities HLS Fund
Financial Highlights
- Selected Per-Share Date (A) -

	Net Asset			Net Realized						Net Increase
	Value at		Payments	and Unrealized	Total from	Dividends from	Distributions			(Decrease) in	Net Asset
	Beginning of	Net Investment	from (to)	Gain (Loss) on	Investment	Net Investment	from Realized	Distributions	Total	Net Asset	Value at End
Class	Period	Income (Loss)	Affiliate	Investments	Operations	Income	Capital Gains	from Capital	Distributions	Value	of Period

For the Six-Month Period Ended June 30, 2010(E) (Unaudited)
IA	$10.53	$0.17	$–	$0.28	$0.45	$–	$–	$–	$–	$0.45	$10.98
IB	10.48	0.15	–	0.28	0.43	–	–	–	–	0.43	10.91

For the Year Ended December 31, 2009
IA	10.19	0.40	–	(0.06)	0.34	–	–	–	–	0.34	10.53
IB	10.16	0.39	–	(0.07)	0.32	–	–	–	–	0.32	10.48

For the Year Ended December 31, 2008
IA	11.15	0.44	–	(0.51)	(0.07)	(0.89)	–	–	(0.89)	(0.96)	10.19
IB	11.10	0.18	–	(0.29)	(0.11)	(0.83)	–	–	(0.83)	(0.94)	10.16

For the Year Ended December 31, 2007(E)
IA	11.13	0.54	–	(0.07)	0.47	(0.45)	–	–	(0.45)	0.02	11.15
IB	11.07	0.51	–	(0.06)	0.45	(0.42)	–	–	(0.42)	0.03	11.10

For the Year Ended December 31, 2006(E)
IA	11.09	0.49	–	(0.06)	0.43	(0.39)	–	–	(0.39)	0.04	11.13
IB	11.03	0.46	–	(0.06)	0.40	(0.36)	–	–	(0.36)	0.04	11.07

For the Year Ended December 31, 2005
IA	11.24	0.35	–	(0.17)	0.18	(0.33)	–	–	(0.33)	(0.15)	11.09
IB	11.19	0.37	–	(0.22)	0.15	(0.31)	–	–	(0.31)	(0.16)	11.03

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

(C)	Ratios do not reflect reductions for fees paid indirectly. Please see Fees Paid Indirectly in the Notes to Financial Statements.
(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(E)	Per share amounts have been calculated using the average shares method.
(F)	Not annualized.
(G)	Annualized.

24

- Ratios and Supplemental Data -

			Ratio of Expenses to Average Net		Ratio of Expenses to Average Net		Ratio of Net Investment Income to		Portfolio
Total Return(B)		Net Assets at End of Period	Assets Before Waivers(C)		Assets After Waivers(C)		Average Net Assets		Turnover Rate(D)

4.26	%(F)	$1,167,183	0.48	%(G)	0.48	%(G)	3.12	%(G)	134%
4.13	(F)	268,085	0.73	(G)	0.73	(G)	2.88	(G)	–

3.38		1,132,301	0.49		0.49		3.63		151
3.12		274,898	0.74		0.74		3.39		–

(0.64)		1,243,275	0.46		0.46		4.56		83
(0.89)		334,013	0.71		0.71		4.31		–

4.38		925,088	0.47		0.47		4.86		95
4.12		297,934	0.72		0.72		4.61		–

4.01		711,639	0.48		0.48		4.48		199
3.75		290,963	0.73		0.73		4.21		–

1.55		591,007	0.47		0.47		3.60		257
1.30		323,920	0.72		0.72		3.34		–

25

Hartford U.S. Government Securities HLS Fund
Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and two of the Company’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which, as of June 30, 2010, collectively consist of 88 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to Hartford Series Fund, Inc. (“HSF”), and Hartford HLS Series Fund II, Inc. (“HSF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the chief compliance officer’s compensation, but does not pay salaries or compensation to any of their other officers or directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund and has served as a Director of the Sovereign High Yield Fund since April 2010. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (HSF) and 1986 (HSF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (HSF) and 2002 (HSF2), Chairman of the Nominating Committee
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003).

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

26

Phillip O. Peterson (1944) Director since 2002 (HSF) and 2000 (HSF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Lowndes A. Smith (1939) Director since 1996 (HSF) and 2002 (HSF2), Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.

John C. Walters 1, 2 (1962) Director since 2008
Mr. Walters currently serves as President, Chief Executive Officer and Director for Hartford Life, Inc. (“HL, Inc.”). Mr. Walters also serves as President, Chairman of the Board, Chief Executive Officer and Director for Hartford Life Insurance Company (“Hartford Life”), and as Executive Vice President of The Hartford. In addition, Mr. Walters is a Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life (2007-2008).
1 Mr. Walters previously served as President and Chief Executive Officer (2007 to 2009).
2 Effective July 31, 2010, Mr. Walters retired from The Hartford. Mr. Walters resigned his position as a Director of the Fund effective July 30, 2010.

Other Officers

Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006-2009))
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Senior Vice President and Director of Hartford Administrative Services Company, (“HASCO”), President, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (“HIFSCO”) and President, Chief Executive Officer and Manager of HL Advisors. Mr. Arena joined The Hartford in 2004.

Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (HSF) 1993 (HSF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006, and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network from 2005-2006.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2009
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

27

Hartford U.S. Government Securities HLS Fund
Directors and Officers (Unaudited) – (continued)

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 800-862-6668 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

Hartford U.S. Government Securities HLS Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of December 31, 2009 through June 30, 2010.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending	December 31, 2009	Beginning	Ending	December 31, 2009	Annualized	current	in the
	Account Value	Account Value	through	Account Value	Account Value	through	expense	1/2	full
	December 31, 2009	June 30, 2010	June 30, 2010	December 31, 2009	June 30, 2010	June 30, 2010	ratio	year	year
Class IA	$1,000.00	$1,042.63	$2.43	$1,000.00	$1,022.41	$2.41	0.48%	181	365
Class IB	$1,000.00	$1,041.34	$3.69	$1,000.00	$1,021.17	$3.66	0.73%	181	365

29

The Hartford
P.O. Box 5085
Hartford, CT 06102–5085

Hartford HLS Series Fund II, Inc. is underwritten and distributed by Hartford Securities Distribution Company, Inc. “The Hartford” is The Hartford Financial Services Group, Inc. and its subsidiaries.

Hartford HLS Series Fund II, Inc. inception dates range from 1987 to date. Hartford HLS Series Fund II, Inc. is not a subsidiary of The Hartford but is underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in Hartford HLS Series Fund II, Inc. are not guaranteed by The Hartford or any other entity.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. he prospectus contains detailed information about the Funds, including investment objectives, risks and charges and expenses. Please read it carefully before you invest or send money.

HLSSAR-USGS10 Printed in U.S.A ©2010 The Hartford, Hartford, CT 06115

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the annual report filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)
Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant’s last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

11(a) (2)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

(b)	Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: August 16, 2010	By: /s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 16, 2010	By: /s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Date: August 16, 2010	By: /s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Controller and Treasurer

EXHIBIT LIST

99.CERT	11(a)(2)	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer

99.906CERT	11(b)	Section 906 certification of principal executive officer and principal financial officer